UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 85.7%
Brazil – 5.4%
1,370,420	Ambev SA (Consumer Staples)	$ 7,906,919
313,036	Banco Bradesco SA (Financials)	2,611,208
297,370	Banco do Brasil SA (Financials)	2,598,824
248,022	Banco Santander Brasil SA (Financials)	1,945,750
393,978	BB Seguridade Participacoes SA (Financials)	3,535,451
281,190	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Financials)	1,597,237
336,220	Centrais Eletricas Brasileiras SA (Utilities)*	1,425,628
184,601	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	1,650,866
203,171	Cielo SA (Information Technology)	1,429,114
157,700	Cosan SA Industria e Comercio (Energy)	1,752,168
328,667	CPFL Energia SA (Utilities)	2,664,566
394,444	EDP - Energias do Brasil SA (Utilities)	1,622,636
176,088	Engie Brasil Energia SA (Utilities)	1,801,172
205,486	Equatorial Energia SA (Utilities)	3,383,789
190,740	Hypermarcas SA (Health Care)	1,735,176
667,928	JBS SA (Consumer Staples)	1,662,199
661,446	Lojas Renner SA (Consumer Discretionary)	5,378,787
155,516	M Dias Branco SA (Consumer Staples)	2,594,491
71,261	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,408,607
217,416	Natura Cosmeticos SA (Consumer Staples)	2,183,681
724,893	Odontoprev SA (Health Care)	2,698,119

Shares	Description	Value
Common Stocks – (continued)
Brazil – (continued)
693,642	Petroleo Brasileiro SA (Energy)*	$ 2,913,348
221,267	Porto Seguro SA (Financials)	2,197,113
284,791	Raia Drogasil SA (Consumer Staples)	6,323,224
379,301	Sul America SA (Financials)	2,087,863
130,068	Ultrapar Participacoes SA (Energy)	3,002,217
207,605	Vale SA (Materials)	1,739,431

		71,849,584

Chile – 1.6%
20,416	Banco de Chile ADR (Financials)(a)	1,564,070
32,725	Banco de Credito e Inversiones (Financials)	1,834,473
34,156,679	Banco Santander Chile (Financials)	2,113,461
638,844	Cencosud SA (Consumer Staples)	1,727,565
213,056	Cia Cervecerias Unidas SA (Consumer Staples)	2,805,888
167,175	Empresa Nacional de Telecomunicaciones SA (Telecommunication Services)	1,865,486
155,038	Empresas COPEC SA (Energy)	1,772,094
10,664,827	Enel Americas SA (Utilities)	2,022,078
145,144	Latam Airlines Group SA ADR (Industrials)	1,611,098
208,911	SACI Falabella (Consumer Discretionary)	1,730,964
47,656	Sociedad Quimica y Minera de Chile SA ADR (Materials)	1,717,046

		20,764,223

China – 26.6%
293,975	AAC Technologies Holdings, Inc. (Information Technology)	3,116,136

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
12,136,457	Agricultural Bank of China Ltd., Class H (Financials)	$ 5,887,212
267,408	Alibaba Group Holding Ltd. ADR (Information Technology)*	32,746,784
642,085	ANTA Sports Products Ltd. (Consumer Discretionary)	1,899,282
66,679	Baidu, Inc. ADR (Information Technology)*	12,408,962
23,575,497	Bank of China Ltd., Class H (Financials)	11,799,170
4,346,150	Bank of Communications Co. Ltd., Class H (Financials)	3,368,741
4,489,526	Belle International Holdings Ltd. (Consumer Discretionary)	3,502,919
739,091	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	1,379,076
6,756,165	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,557,692
4,808,277	China CITIC Bank Corp Ltd., Class H (Financials)	2,967,977
5,050,502	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	3,000,831
945,043	China Conch Venture Holdings Ltd. (Industrials)	1,826,428
24,727,825	China Construction Bank Corp., Class H (Financials)	20,436,088
5,188,490	China Everbright Bank Co. Ltd., Class H (Financials)	2,456,933
881,076	China Evergrande Group (Real Estate)	1,580,689
4,632,713	China Huarong Asset Management Co. Ltd., Class H (Financials)(b)	1,884,606
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)(c)*	212,492

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
964,052	China Life Insurance Co. Ltd., Class H (Financials)	$ 3,167,134
1,205,176	China Medical System Holdings Ltd. (Health Care)	2,137,394
1,302,283	China Mengniu Dairy Co. Ltd. (Consumer Staples)	2,633,829
1,527,350	China Merchants Bank Co. Ltd., Class H (Financials)	4,586,489
3,373,241	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,458,758
1,654,929	China Mobile Ltd. (Telecommunication Services)	18,359,901
971,342	China Overseas Land & Investment Ltd. (Real Estate)	2,916,849
388,146	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,554,088
8,020,429	China Petroleum & Chemical Corp., Class H (Energy)	6,576,948
1,725,029	China Railway Group Ltd., Class H (Industrials)	1,430,062
722,900	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,823,844
591,612	China Resources Land Ltd. (Real Estate)	1,738,595
774,533	China Resources Power Holdings Co. Ltd. (Utilities)	1,598,277
788,052	China Shenhua Energy Co. Ltd., Class H (Energy)	1,919,451
8,335,797	China Telecom Corp. Ltd., Class H (Telecommunication Services)	4,139,845
1,481,492	China Unicom Hong Kong Ltd. (Telecommunication Services)*	2,125,529
3,098,341	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,119,251
1,177,718	CITIC Ltd. (Industrials)	1,868,038

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
895,828	CITIC Securities Co. Ltd., Class H (Financials)	$ 1,878,463
1,780,948	CNOOC Ltd. (Energy)	2,034,076
3,439,399	Country Garden Holdings Co. Ltd. (Real Estate)	4,065,071
1,428,847	CRRC Corp. Ltd., Class H (Industrials)	1,338,550
3,055,737	CSPC Pharmaceutical Group Ltd. (Health Care)	4,572,361
33,665	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,839,792
2,139,993	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	2,411,198
1,500,944	Far East Horizon Ltd. (Financials)	1,390,681
354,253	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	1,334,282
2,441,469	Geely Automobile Holdings Ltd. (Consumer Discretionary)	4,041,726
795,359	GF Securities Co. Ltd., Class H (Financials)	1,649,417
15,599,524	GOME Electrical Appliances Holding Ltd. (Consumer Discretionary)(a)	2,021,895
994,631	Guangdong Investment Ltd. (Utilities)	1,434,677
916,691	Haitong Securities Co. Ltd., Class H (Financials)	1,536,357
264,837	Hengan International Group Co. Ltd. (Consumer Staples)	1,857,355
22,159,107	Industrial & Commercial Bank of China Ltd., Class H (Financials)	14,815,488
92,490	JD.com, Inc. ADR (Consumer Discretionary)*	3,702,375
1,011,572	Jiangsu Expressway Co. Ltd., Class H (Industrials)	1,469,499
1,813,114	Kunlun Energy Co. Ltd. (Energy)*	1,624,077

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
2,860,506	Lenovo Group Ltd. (Information Technology)	$ 1,872,143
1,058,530	Longfor Properties Co. Ltd. (Real Estate)	2,154,430
42,441	Momo, Inc. ADR (Information Technology)*	1,614,455
30,251	NetEase, Inc. ADR (Information Technology)	8,614,880
462,554	New China Life Insurance Co. Ltd., Class H (Financials)	2,496,057
68,193	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	4,887,392
4,929,988	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	2,125,745
4,968,686	PetroChina Co. Ltd., Class H (Energy)	3,309,291
1,622,742	PICC Property & Casualty Co. Ltd., Class H (Financials)(a)	2,707,190
1,521,729	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	9,754,360
277,840	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	1,902,196
2,995,151	Sihuan Pharmaceutical Holdings Group Ltd. (Health Care)	1,287,625
28,843	SINA Corp./China (Information Technology)*	2,825,749
602,018	Sinopharm Group Co. Ltd., Class H (Health Care)	2,750,334
851,855	Sunac China Holdings Ltd. (Real Estate)	1,383,966
274,178	Sunny Optical Technology Group Co. Ltd. (Information Technology)	2,135,734
31,679	TAL Education Group ADR (Consumer Discretionary)	3,689,653
1,484,982	Tencent Holdings Ltd. (Information Technology)	50,995,667

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,462,390	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	$ 1,786,595
700,673	TravelSky Technology Ltd., Class H (Information Technology)	2,068,089
467,669	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	2,130,556
153,354	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,896,989
3,327,426	Want Want China Holdings Ltd. (Consumer Staples)(a)	2,335,725
41,509	Weibo Corp. ADR (Information Technology)*(a)	3,052,157

		351,980,618

Colombia – 0.3%
128,382	Grupo de Inversiones Suramericana SA (Financials)	1,695,453
499,053	Interconexion Electrica SA ESP (Utilities)	2,407,465

		4,102,918

Egypt – 0.4%
907,216	Commercial International Bank Egypt SAE GDR (Financials)	3,991,750
2,356,430	Global Telecom Holding SAE (Telecommunication Services)*	846,232

		4,837,982

Greece – 0.3%
243,119	Hellenic Telecommunications Organization SA (Telecommunication Services)	2,774,882
139,105	OPAP SA (Consumer Discretionary)	1,548,593

		4,323,475

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 1.0%
1,366,620	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	$ 3,475,981
6,763,042	Sino Biopharmaceutical Ltd. (Health Care)	6,031,882
4,591,507	Sun Art Retail Group Ltd. (Consumer Staples)	4,242,421

		13,750,284

Hungary – 0.5%
31,979	MOL Hungarian Oil & Gas PLC (Energy)	2,602,967
58,239	OTP Bank PLC (Financials)	1,817,360
93,387	Richter Gedeon Nyrt (Health Care)	2,389,237

		6,809,564

Indonesia – 2.3%
24,605,046	Adaro Energy Tbk PT (Energy)	2,807,783
3,720,167	Astra International Tbk PT (Consumer Discretionary)	2,443,804
2,749,944	Bank Central Asia Tbk PT (Financials)	3,540,656
3,441,457	Bank Danamon Indonesia Tbk PT (Financials)	1,349,971
4,303,772	Bank Negara Indonesia Persero Tbk PT (Financials)	2,116,344
1,840,728	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,000,341
4,972,669	Hanjaya Mandala Sampoerna Tbk PT (Consumer Staples)	1,467,161
2,198,609	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,444,281
15,562,708	Kalbe Farma Tbk PT (Health Care)	1,799,292
1,388,544	Matahari Department Store Tbk PT (Consumer Discretionary)	1,574,100

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
12,803,177	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	$ 4,181,218
1,119,938	Unilever Indonesia Tbk PT (Consumer Staples)	3,882,368
700,035	United Tractors Tbk PT (Energy)	1,459,720

		30,067,039

Malaysia – 2.1%
2,677,900	AirAsia Bhd (Industrials)	1,864,519
2,323,629	Astro Malaysia Holdings Bhd (Consumer Discretionary)	1,378,976
214,602	British American Tobacco Malaysia Bhd (Consumer Staples)	2,236,273
1,216,800	CIMB Group Holdings Bhd (Financials)	1,819,514
3,917,200	Dialog Group Bhd (Energy)	1,757,249
2,934,819	DiGi.Com Bhd (Telecommunication Services)	3,394,242
3,263,600	Felda Global Ventures Holdings Bhd (Consumer Staples)	1,334,416
1,235,363	Genting Bhd (Consumer Discretionary)	2,877,703
706,234	HAP Seng Consolidated Bhd (Industrials)	1,514,773
810,838	Malayan Banking Bhd (Financials)	1,788,390
827,332	Petronas Chemicals Group Bhd (Materials)	1,416,903
410,788	Public Bank Bhd (Financials)	1,925,329
3,447,800	Sapura Energy Bhd (Energy)	1,425,842
910,800	Sime Darby Bhd (Industrials)	1,983,331
419,200	Tenaga Nasional Bhd (Utilities)	1,349,667

		28,067,127

Shares	Description	Value
Common Stocks – (continued)
Mexico – 3.0%
7,265,851	America Movil SAB de CV, Series L (Telecommunication Services)	$ 5,816,628
360,380	Arca Continental SAB de CV (Consumer Staples)	2,568,361
3,335,243	Cemex SAB de CV, Series CPO (Materials)*	2,750,267
465,840	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,376,203
965,986	Gentera SAB de CV (Financials)*	1,550,243
248,795	Gruma SAB de CV, Class B (Consumer Staples)	3,236,365
125,315	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	2,462,500
1,596,130	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,672,845
445,357	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,558,568
701,745	Grupo Mexico SAB de CV, Series B (Materials)	1,895,107
79,270	Industrias Penoles SAB de CV (Materials)	1,718,567
513,510	Infraestructura Energetica Nova SAB de CV (Utilities)	2,389,083
725,987	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,431,025
1,584,463	Wal-Mart de Mexico SAB de CV (Consumer Staples)	3,620,579

		40,046,341

Peru – 0.2%
15,395	Credicorp Ltd. (Financials)	2,578,971

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 0.4%
51,644	Globe Telecom, Inc. (Telecommunication Services)	$ 2,189,228
385,028	Jollibee Foods Corp. (Consumer Discretionary)	1,582,657
447,215	Universal Robina Corp. (Consumer Staples)	1,455,526

		5,227,411

Poland – 1.7%
35,505	Bank Pekao SA (Financials)	1,316,608
48,933	CCC SA (Consumer Discretionary)	2,761,271
166,163	Grupa Lotos SA (Energy)*	2,403,067
94,236	Jastrzebska Spolka Weglowa SA (Materials)*	1,693,815
66,148	KGHM Polska Miedz SA (Materials)	1,878,795
1,295	LPP SA (Consumer Discretionary)	2,182,164
153,015	Polski Koncern Naftowy ORLEN SA (Energy)	4,364,573
193,243	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	1,895,847
176,333	Powszechny Zaklad Ubezpieczen SA (Financials)	2,100,483
1,195,278	Synthos SA (Materials)	1,573,812

		22,170,435

Qatar – 0.6%
167,738	Masraf Al Rayan QSC (Financials)	2,040,754
91,868	Ooredoo QSC (Telecommunication Services)	2,631,504
66,406	Qatar National Bank QPSC (Financials)	2,680,897

		7,353,155

Shares	Description	Value
Common Stocks – (continued)
Romania – 0.1%
113,084	New Europe Property Investments PLC (Real Estate)	$ 1,312,113

Russia – 3.2%
1,293,405	Alrosa PJSC (Materials)	2,013,166
1,033,426	Gazprom PJSC ADR (Energy)	4,302,669
41,736,681	Inter RAO UES PJSC (Utilities)	2,933,057
151,355	LUKOIL PJSC (Energy)	7,340,767
12,482	MMC Norilsk Nickel PJSC (Materials)	1,737,640
325,193	Mobile TeleSystems PJSC ADR (Telecommunication Services)	2,864,950
15,545	Novatek PJSC GDR (Energy)	1,747,258
1,345,893	Rostelecom PJSC (Telecommunication Services)	1,695,333
661,341	Sberbank of Russia PJSC ADR (Financials)	7,373,952
179,197	Severstal PJSC GDR (Materials)	2,302,681
385,726	Surgutneftegas OJSC ADR (Energy)	1,909,344
402,329	Surgutneftegas OJSC ADR (Energy)	2,092,111
83,833	Tatneft PJSC ADR (Energy)	3,434,638
602,877	VTB Bank PJSC GDR (Financials)	1,353,459

		43,101,025

South Africa – 6.3%
127,303	AngloGold Ashanti Ltd. (Materials)	1,433,652
157,440	Barclays Africa Group Ltd. (Financials)	1,659,620
153,512	Bidvest Group Ltd. (The) (Industrials)	1,989,122
41,330	Capitec Bank Holdings Ltd. (Financials)	2,440,950

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
308,132	Coronation Fund Managers Ltd. (Financials)(a)	$ 1,648,122
334,532	Exxaro Resources Ltd. (Energy)	2,589,999
805,029	FirstRand Ltd. (Financials)	3,010,407
1,546,215	Fortress Income Fund Ltd., Class A REIT (Real Estate)	1,989,896
128,566	Foschini Group Ltd. (The) (Consumer Discretionary)	1,350,376
607,972	Gold Fields Ltd. (Materials)(a)	2,139,342
1,060,886	Growthpoint Properties Ltd. REIT (Real Estate)	2,018,590
184,520	Liberty Holdings Ltd. (Financials)	1,600,281
705,394	Life Healthcare Group Holdings Ltd. (Health Care)(a)	1,494,106
215,201	Massmart Holdings Ltd. (Consumer Staples)(a)	1,896,070
80,500	Mondi Ltd. (Materials)	2,107,942
179,835	Mr Price Group Ltd. (Consumer Discretionary)(a)	2,045,710
194,395	MTN Group Ltd. (Telecommunication Services)	1,732,214
78,327	Naspers Ltd., Class N (Consumer Discretionary)	16,130,565
806,929	Netcare Ltd. (Health Care)	1,649,810
674,382	Pick n Pay Stores Ltd. (Consumer Staples)	3,077,263
128,522	Pioneer Foods Group Ltd. (Consumer Staples)	1,384,027
1,558,426	Redefine Properties Ltd. REIT (Real Estate)	1,246,859
77,629	Remgro Ltd. (Financials)	1,281,625
154,920	Resilient REIT Ltd. REIT (Real Estate)	1,413,004
511,643	Sappi Ltd. (Materials)	3,748,589
172,179	Shoprite Holdings Ltd. (Consumer Staples)	2,729,010
111,717	SPAR Group Ltd. (The) (Consumer Staples)	1,448,074

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
266,306	Standard Bank Group Ltd. (Financials)	$ 2,959,483
554,257	Steinhoff International Holdings NV (Consumer Discretionary)	2,942,307
507,772	Telkom SA SOC Ltd. (Telecommunication Services)(a)	2,839,942
55,553	Tiger Brands Ltd. (Consumer Staples)	1,617,773
301,645	Vodacom Group Ltd. (Telecommunication Services)(a)	3,780,442
383,234	Woolworths Holdings Ltd. (Consumer Discretionary)	1,958,857

		83,354,029

South Korea – 15.3%
14,026	Amorepacific Corp. (Consumer Staples)	4,296,997
26,588	AMOREPACIFIC Group (Consumer Staples)	3,574,039
24,313	BGF retail Co. Ltd. (Consumer Staples)	3,029,353
165,350	BNK Financial Group, Inc. (Financials)	1,476,867
15,300	Celltrion, Inc. (Health Care)*	1,306,431
4,014	CJ CheilJedang Corp (Consumer Staples)	1,367,757
39,393	Coway Co. Ltd. (Consumer Discretionary)	3,536,081
213,428	DGB Financial Group, Inc. (Financials)	2,192,231
43,004	Dongbu Insurance Co. Ltd. (Financials)	2,600,367
44,119	Dongsuh Cos., Inc. (Consumer Staples)	1,276,756
10,641	E-MART, Inc. (Consumer Staples)	2,309,542
39,382	GS Holdings Corp. (Energy)	2,564,262
95,715	Hana Financial Group, Inc. (Financials)	3,509,379

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
43,382	Hankook Tire Co. Ltd. (Consumer Discretionary)	$ 2,359,739
17,016	Hanssem Co. Ltd. (Consumer Discretionary)	3,343,623
43,096	Hanwha Corp. (Industrials)	1,841,858
243,017	Hanwha Life Insurance Co. Ltd. (Financials)	1,528,081
25,177	Hotel Shilla Co. Ltd. (Consumer Discretionary)	1,367,240
12,167	Hyosung Corp. (Materials)	1,825,702
54,877	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,850,310
12,998	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,186,809
14,525	Hyundai Motor Co. (Consumer Discretionary)	2,114,661
32,191	Hyundai Steel Co. (Materials)	1,702,132
174,146	Industrial Bank of Korea (Financials)	2,006,505
45,211	Kangwon Land, Inc. (Consumer Discretionary)	1,463,825
108,961	KB Financial Group, Inc. (Financials)	5,216,425
111,130	Kia Motors Corp. (Consumer Discretionary)	3,876,051
80,624	Korea Electric Power Corp. (Utilities)	3,074,888
72,985	Korea Gas Corp. (Utilities)*	3,311,574
100,316	KT Corp. (Telecommunication Services)	2,916,475
26,681	KT&G Corp. (Consumer Staples)	2,645,222
6,765	LG Chem Ltd. (Materials)	1,824,786
32,446	LG Corp. (Industrials)	2,347,379
52,600	LG Electronics, Inc. (Consumer Discretionary)	3,875,938
5,011	LG Household & Health Care Ltd. (Consumer Staples)	4,399,619

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
420,587	LG Uplus Corp. (Telecommunication Services)	$ 6,085,664
5,373	Lotte Chemical Corp. (Materials)	1,730,052
938	Lotte Chilsung Beverage Co. Ltd. (Consumer Staples)	1,513,065
9,540	NAVER Corp (Information Technology)	7,200,161
7,074	NCSoft Corp. (Information Technology)	2,391,487
18,836	POSCO (Materials)	4,744,330
33,192	S-1 Corp. (Industrials)	3,098,039
27,080	Samsung Electronics Co. Ltd. (Information Technology)	54,058,413
8,328	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,175,723
20,199	Samsung Life Insurance Co. Ltd. (Financials)	2,201,034
9,615	Samsung SDS Co. Ltd. (Information Technology)	1,399,826
37,958	Samsung Securities Co. Ltd. (Financials)	1,361,213
95,550	Shinhan Financial Group Co. Ltd. (Financials)	4,220,210
7,940	SK Holdings Co. Ltd. (Industrials)	1,939,612
142,367	SK Hynix, Inc. (Information Technology)	7,248,052
14,972	SK Innovation Co. Ltd. (Energy)	2,259,975
16,281	SK Telecom Co. Ltd. (Telecommunication Services)	3,686,347
225,273	Woori Bank (Financials)	3,078,490
7,199	Yuhan Corp. (Health Care)	1,607,494

		203,118,091

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – 11.4%
1,615,176	Advanced Semiconductor Engineering, Inc. (Information Technology)	$ 2,067,365
304,944	Advantech Co. Ltd. (Information Technology)	2,473,697
1,733,228	Asia Cement Corp. (Materials)	1,604,788
227,141	Asustek Computer, Inc. (Information Technology)	2,152,172
1,788,280	Cathay Financial Holding Co. Ltd. (Financials)	2,800,226
787,874	Chailease Holding Co. Ltd. (Financials)	2,126,911
2,639,312	Chang Hwa Commercial Bank Ltd. (Financials)	1,539,942
2,105,020	China Life Insurance Co. Ltd./Taiwan (Financials)	2,064,500
3,308,343	China Steel Corp. (Materials)	2,722,215
913,994	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	3,266,543
4,577,498	CTBC Financial Holding Co. Ltd. (Financials)	2,914,295
360,293	Delta Electronics, Inc. (Information Technology)	1,988,385
2,606,955	E.Sun Financial Holding Co. Ltd. (Financials)	1,612,067
677,853	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	1,723,985
640,188	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	2,490,176
3,078,411	First Financial Holding Co. Ltd. (Financials)	1,970,126
698,894	Formosa Chemicals & Fibre Corp. (Materials)	2,121,381
644,951	Formosa Petrochemical Corp. (Energy)	2,315,726
807,580	Formosa Plastics Corp. (Materials)	2,408,322

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
1,377,651	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	$ 1,440,444
1,534,796	Fubon Financial Holding Co. Ltd. (Financials)	2,339,519
166,887	Globalwafers Co. Ltd. (Information Technology)	1,351,009
3,752,361	Hon Hai Precision Industry Co. Ltd. (Information Technology)	12,849,270
2,567,081	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,472,195
3,214,267	Innolux Corp. (Information Technology)	1,453,307
23,735	Largan Precision Co. Ltd. (Information Technology)	3,748,171
1,045,990	Lite-On Technology Corp. (Information Technology)	1,756,125
2,271,801	Mega Financial Holding Co. Ltd. (Financials)	1,831,549
612,635	Nan Ya Plastics Corp. (Materials)	1,458,315
235,239	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,443,970
485,196	Pegatron Corp. (Information Technology)	1,496,931
1,208,700	Pou Chen Corp. (Consumer Discretionary)	1,667,644
613,701	Powertech Technology, Inc. (Information Technology)	1,885,235
590,428	President Chain Store Corp. (Consumer Staples)	5,280,267
1,109,902	Quanta Computer, Inc. (Information Technology)	2,538,690
791,388	Siliconware Precision Industries Co. Ltd. (Information Technology)	1,336,564
4,649,105	SinoPac Financial Holdings Co Ltd. (Financials)	1,438,983
1,133,392	Standard Foods Corp. (Consumer Staples)	3,048,353
7,721,621	Taiwan Business Bank (Financials)	2,161,510

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
2,876,409	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	$ 1,487,023
637,115	Taiwan Mobile Co. Ltd. (Telecommunication Services)	2,372,316
6,414,771	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	43,292,613
2,375,098	Uni-President Enterprises Corp. (Consumer Staples)	4,745,616
2,319,594	Wistron Corp. (Information Technology)	2,143,845
1,001,144	WPG Holdings Ltd. (Information Technology)	1,338,010

		150,740,296

Thailand – 1.1%
317,816	Advanced Info Service PCL NVDR (Telecommunication Services)	1,614,274
2,479,400	Banpu PCL NVDR (Energy)	1,295,752
994,277	CP ALL PCL NVDR (Consumer Staples)	1,824,496
337,400	Electricity Generating PCL NVDR (Utilities)	2,119,894
5,496,000	Home Product Center PCL NVDR (Consumer Discretionary)	1,597,487
235,657	PTT PCL NVDR (Energy)	2,719,119
333,979	Siam Commercial Bank PCL (The) NVDR (Financials)	1,500,258
636,400	Thai Oil PCL NVDR (Energy)	1,438,720

		14,110,000

Turkey – 1.0%
241,199	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	1,496,368
195,528	BIM Birlesik Magazalar AS (Consumer Staples)	3,469,357
757,787	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,369,224

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
514,540	Haci Omer Sabanci Holding AS (Financials)	$ 1,556,787
1,109,124	Petkim Petrokimya Holding AS (Materials)	1,734,329
60,758	Tupras Turkiye Petrol Rafinerileri AS (Energy)	1,632,125
865,072	Turkiye Is Bankasi, Class C (Financials)	1,714,734

		12,972,924

United Arab Emirates – 0.5%
2,775,142	Aldar Properties PJSC (Real Estate)	1,669,770
904,831	Dubai Islamic Bank PJSC (Financials)	1,431,274
744,584	Emaar Properties PJSC (Real Estate)	1,441,326
477,706	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	2,237,011

		6,779,381

United States – 0.4%
154,309	Yum China Holdings, Inc. (Consumer Discretionary)*	5,927,009

TOTAL COMMON STOCKS (Cost $946,530,854)		$1,135,343,995

Exchange – Traded Funds – 9.3%
United States – 9.3%
735,543	iShares India 50 ETF(a)	25,082,016
1,921,710	iShares MSCI India ETF	62,551,661
326,822	PowerShares India Portfolio(a)	7,565,929
1,118,382	WisdomTree India Earnings Fund(a)	27,870,079

TOTAL EXCHANGE – TRADED FUNDS (Cost $101,258,177)		$ 123,069,685

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Preferred Stocks – 4.3%
Brazil – 2.7%
736,395	Banco Bradesco SA (Financials)	$ 6,249,411
227,126	Braskem SA, Class A (Materials)	2,320,429
302,889	Centrais Eletricas Brasileiras SA, Class B (Utilities)	1,612,145
156,801	Cia Brasileira de Distribuicao (Consumer Staples)*	3,335,430
663,483	Gerdau SA (Materials)	1,951,902
881,768	Itau Unibanco Holding SA (Financials)	9,666,601
720,539	Itausa - Investimentos Itau SA (Financials)	1,988,659
761,488	Petroleo Brasileiro SA (Energy)*	3,043,322
183,556	Telefonica Brasil SA (Telecommunication Services)	2,649,075
307,213	Vale SA (Materials)	2,443,266

		35,260,240

Chile – 0.2%
508,577	Embotelladora Andina SA, Class B (Consumer Staples)	2,086,081

South Korea – 1.4%
27,281	Amorepacific Corp. (Consumer Staples)	5,190,115
21,092	Hyundai Motor Co. (Consumer Discretionary)	1,996,920
6,688	LG Household & Health Care Ltd. (Consumer Staples)	3,679,714
5,250	Samsung Electronics Co. Ltd. (Information Technology)	8,201,367

		19,068,116

TOTAL PREFERRED STOCKS (Cost $44,669,578)		$ 56,414,437

Units	Description	Expiration Month	Value
Right – 0.0%
South Africa – 0.0%
822,737	Sibanye Gold Ltd. (Materials)*
(Cost $536,095)		06/17	$ 280,771

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,092,994,704)			$1,315,108,888

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 2.3%(d)(e)
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,712,510	0.68%	$ 30,712,510
(Cost $30,712,509)

TOTAL INVESTMENTS – 101.6% (Cost $1,123,707,213)		$1,345,821,398

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(21,525,055)

NET ASSETS – 100.0%		$1,324,296,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or on-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,218,888, which represents approximately 0.2% of net assets as of May 31, 2017.

(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,127,469,344

Gross unrealized gain	232,910,887
Gross unrealized loss	(14,558,833)

Net unrealized gain	$218,352,054

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$84,200,261	$4,272,521	$—
Asia	856,625,980	29,496,995	212,492
Europe	34,615,588	—	—
North America	169,043,035	—	—
South America	99,295,695	37,346,321	—
Securities Lending Reinvestment Vehicle	30,712,510	—	—
Total	$1,274,493,069	$71,115,837	$212,492

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

During the period ended May 31, 2017, the amount of transfers between Level 1 and Level 2 was $2,441,057 and between Level 1 and Level 3 was $1,381,286. Transfers between price levels are recognized at the beginning of the reporting period.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Australia – 0.2%
5,778	BHP Billiton PLC (Materials)	$ 87,495

Austria – 0.6%
716	ANDRITZ AG (Industrials)	43,003
827	Erste Group Bank AG (Financials)*	30,038
1,456	OMV AG (Energy)	75,978
2,340	Raiffeisen Bank International AG (Financials)*	61,704
515	voestalpine AG (Materials)	23,341

		234,064

Belgium – 1.2%
479	Ageas (Financials)(a)	19,361
1,579	Anheuser-Busch InBev SA/NV (Consumer Staples)	184,395
442	Colruyt SA (Consumer Staples)	24,481
503	Groupe Bruxelles Lambert SA (Financials)	48,921
284	KBC Group NV (Financials)	21,391
608	Proximus SADP (Telecommunication Services)	21,875
234	Solvay SA (Materials)	30,629
827	Telenet Group Holding NV (Consumer Discretionary)*	54,868
183	UCB SA (Health Care)	12,927
711	Umicore SA (Materials)	47,139

		465,987

Chile – 0.1%
2,195	Antofagasta PLC (Materials)	22,697

Denmark – 2.7%
1,244	Carlsberg A/S, Class B (Consumer Staples)	135,571
407	Chr Hansen Holding A/S (Materials)	28,526
977	Coloplast A/S, Class B (Health Care)	83,731

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
2,087	Danske Bank A/S (Financials)	$ 78,453
698	DSV A/S (Industrials)	42,528
428	H Lundbeck A/S (Health Care)	22,856
1,322	ISS A/S (Industrials)	54,851
8,317	Novo Nordisk A/S, Class B (Health Care)	353,754
232	Novozymes A/S, Class B (Materials)	10,513
807	Pandora A/S (Consumer Discretionary)	76,542
7,543	TDC A/S (Telecommunication Services)	45,070
941	Tryg A/S (Financials)	19,372
619	Vestas Wind Systems A/S (Industrials)	55,062
1,771	William Demant Holding A/S (Health Care)*	46,498

		1,053,327

Finland – 1.6%
716	Elisa OYJ (Telecommunication Services)	27,914
1,709	Fortum OYJ (Utilities)	27,251
557	Kone OYJ, Class B (Industrials)	27,628
844	Metso OYJ (Industrials)	28,738
1,660	Neste OYJ (Energy)	66,062
3,138	Nokia OYJ (Information Technology)	19,920
2,822	Orion OYJ, Class B (Health Care)	182,784
683	Sampo OYJ, Class A (Financials)	34,738
2,320	Stora Enso OYJ, Class R (Materials)	29,375
5,884	UPM-Kymmene OYJ (Materials)	166,076

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
614	Wartsila OYJ Abp (Industrials)	$ 36,490

		646,976

France – 18.2%
217	Aeroports de Paris (Industrials)	33,198
736	Air Liquide SA (Materials)	89,798
959	Airbus SE (Industrials)	78,798
369	Alstom SA (Industrials)*	12,938
1,916	Arkema SA (Materials)	200,416
2,728	Atos SE (Information Technology)	391,737
7,259	AXA SA (Financials)	193,783
4,634	BNP Paribas SA (Financials)(a)	327,351
3,255	Bollore SA (Industrials)(a)	15,007
644	Bouygues SA (Industrials)	27,613
1,436	Bureau Veritas SA (Industrials)	32,950
1,298	Capgemini SE (Information Technology)	134,517
3,410	Carrefour SA (Consumer Staples)*	89,134
991	Christian Dior SE (Consumer Discretionary)	283,275
1,336	Cie de Saint-Gobain (Industrials)	74,779
683	Cie Generale des Etablissements Michelin (Consumer Discretionary)	86,020
3,777	CNP Assurances (Financials)	83,161
10,802	Credit Agricole SA (Financials)	165,683
2,751	Danone SA (Consumer Staples)	204,419
16	Dassault Aviation SA (Industrials)	23,886
978	Dassault Systemes (Information Technology)	90,334
1,881	Eiffage SA (Industrials)	171,224
1,739	Engie SA (Utilities)	26,565

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
1,005	Essilor International SA (Health Care)	$ 133,750
1,300	Eurazeo SA (Financials)	93,091
1,220	Eutelsat Communications SA (Consumer Discretionary)	31,416
359	Fonciere Des Regions REIT (Real Estate)	33,491
214	Gecina SA REIT (Real Estate)	32,932
566	Hermes International (Consumer Discretionary)	280,014
265	ICADE REIT (Real Estate)	21,387
58	Iliad SA (Telecommunication Services)	15,059
522	Imerys SA (Materials)	45,327
239	Ingenico Group SA (Information Technology)	23,258
1,397	Ipsen SA (Health Care)	176,337
235	Kering (Consumer Discretionary)	77,798
784	Klepierre REIT (Real Estate)	32,778
1,258	Lagardere SCA (Consumer Discretionary)	39,581
1,233	Legrand SA (Industrials)*	84,619
1,367	L’Oreal SA (Consumer Staples)	292,758
1,038	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	265,137
4,720	Natixis SA (Financials)	31,209
2,365	Orange SA (Telecommunication Services)(a)	41,594
683	Pernod Ricard SA (Consumer Staples)	92,855
8,331	Peugeot SA (Consumer Discretionary)	164,412
1,004	Publicis Groupe SA (Consumer Discretionary)	76,941
513	Remy Cointreau SA (Consumer Staples)	56,233
4,941	Rexel SA (Industrials)	87,121

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
457	Safran SA (Industrials)	$ 40,495
4,825	Sanofi (Health Care)	478,385
1,839	Schneider Electric SE (Industrials)*	141,779
1,766	SCOR SE (Financials)	69,595
889	SEB SA (Consumer Discretionary)	156,150
519	Societe BIC SA (Industrials)	63,468
4,432	Societe Generale SA (Financials)(a)	232,593
440	Sodexo SA (Consumer Discretionary)	60,091
2,138	Suez (Utilities)	39,044
722	Thales SA (Industrials)	79,825
6,547	TOTAL SA (Energy)(a)	348,007
169	Unibail-Rodamco SE REIT (Real Estate)	43,643
485	Valeo SA (Consumer Discretionary)	33,797
1,612	Veolia Environnement SA (Utilities)	35,511
2,112	Vinci SA (Industrials)	184,604
719	Vivendi SA (Consumer Discretionary)	15,608
315	Wendel SA (Financials)	48,103

		7,136,382

Germany – 12.9%
1,797	adidas AG (Consumer Discretionary)	344,029
1,530	Allianz SE (Financials)	294,031
470	Axel Springer SE (Consumer Discretionary)	29,576
2,485	BASF SE (Materials)	234,281
3,240	Bayer AG (Health Care)	430,283
225	Bayerische Motoren Werke AG (Consumer Discretionary)	21,073
1,617	Beiersdorf AG (Consumer Staples)	173,831
452	Brenntag AG (Industrials)	26,176
183	Continental AG (Consumer Discretionary)	40,745

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,826	Covestro AG (Materials)(b)	$ 136,711
1,336	Daimler AG (Consumer Discretionary)	97,066
926	Deutsche Boerse AG (Financials)	96,298
7,937	Deutsche Lufthansa AG (Industrials)	154,361
7,524	Deutsche Post AG (Industrials)	275,101
10,746	Deutsche Telekom AG (Telecommunication Services)*	214,187
1,022	Deutsche Wohnen AG (Real Estate)	40,126
1,226	E.ON SE (Utilities)	10,737
575	Evonik Industries AG (Materials)	19,821
518	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	42,038
890	Fresenius Medical Care AG & Co KGaA (Health Care)	85,229
1,543	Fresenius SE & Co KGaA (Health Care)	132,232
254	Hannover Rueck SE (Financials)	30,276
666	HeidelbergCement AG (Materials)	62,070
405	Henkel AG & Co KGaA (Consumer Staples)	50,347
371	HOCHTIEF AG (Industrials)	68,315
2,589	HUGO BOSS AG (Consumer Discretionary)(a)	195,146
3,033	Infineon Technologies AG (Information Technology)	67,155
261	Innogy SE (Utilities)(b)	10,721
930	LANXESS AG (Materials)	69,472
195	Linde AG (Materials)	37,266
397	MAN SE (Industrials)	42,013
910	Merck KGaA (Health Care)	109,953
1,056	METRO AG (Consumer Staples)	35,387

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
646	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	$ 127,670
347	OSRAM Licht AG (Industrials)	26,600
1,242	ProSiebenSat.1 Media SE (Consumer Discretionary)	52,786
3,899	RWE AG (Utilities)*	79,270
4,075	SAP SE (Information Technology)	437,338
2,200	Siemens AG (Industrials)	314,309
539	Symrise AG (Materials)	38,773
3,325	Telefonica Deutschland Holding AG (Telecommunication Services)	16,556
2,573	TUI AG (Consumer Discretionary)	39,793
790	United Internet AG (Information Technology)	43,503
1,210	Vonovia SE (Real Estate)	47,588
3,148	Zalando SE (Consumer Discretionary)*(b)	150,482

		5,050,721

Ireland – 0.5%
134,361	Bank of Ireland (Financials)*	36,413
2,245	CRH PLC (Materials)	80,923
810	Kerry Group PLC, Class A (Consumer Staples)	71,583

		188,919

Italy – 3.6%
4,445	Assicurazioni Generali SpA (Financials)	70,227
1,249	Atlantia SpA (Industrials)	34,804
20,326	Enel SpA (Utilities)	108,751
3,653	Eni SpA (Energy)	57,879
1,321	Ferrari NV (Consumer Discretionary)	114,381

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
7,123	Intesa Sanpaolo SpA (Financials)	$ 20,409
6,897	Leonardo SpA (Industrials)	121,609
3,014	Luxottica Group SpA (Consumer Discretionary)	182,850
2,429	Poste Italiane SpA (Financials)(b)	17,099
5,706	Prysmian SpA (Industrials)	158,934
1,752	Recordati SpA (Health Care)	70,550
33,831	Saipem SpA (Energy)*	137,335
7,166	Snam SpA (Energy)	32,893
115,568	Telecom Italia SpA (Telecommunication Services)*	108,254
135,875	Telecom Italia SpA-RSP (Telecommunication Services)*	104,891
6,543	Terna Rete Elettrica Nazionale SpA (Utilities)	37,009
757	UniCredit SpA (Financials)*	13,254
8,944	UnipolSai SpA (Financials)	20,276

		1,411,405

Jersey Island – 0.0%
201	Randgold Resources Ltd. (Materials)	19,111

Luxembourg – 0.4%
1,664	ArcelorMittal (Materials)*	36,123
19	Eurofins Scientific SE (Health Care)	10,100
257	Millicom International Cellular SA (Telecommunication Services)	15,079
989	RTL Group SA (Consumer Discretionary)	77,048
413	SES SA (Consumer Discretionary)	10,227
649	Tenaris SA (Energy)	9,816

		158,393

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – 0.1%
1,427	Fresnillo PLC (Materials)	$ 29,033

Netherlands – 5.6%
910	ABN AMRO Group NV (Financials)(a)(b)	23,490
623	Akzo Nobel NV (Materials)	52,199
474	Altice NV, Class A (Consumer Discretionary)*(a)	11,809
804	ASML Holding NV (Information Technology)	106,231
2,543	Boskalis Westminster (Industrials)	87,747
1,641	EXOR NV (Financials)	91,619
865	Gemalto NV (Information Technology)	51,378
1,337	Heineken Holding NV (Consumer Staples)	124,411
1,024	Heineken NV (Consumer Staples)	100,951
11,476	ING Groep NV (Financials)	192,152
8,254	Koninklijke Ahold Delhaize NV (Consumer Staples)	182,198
952	Koninklijke DSM NV (Materials)	70,933
10,681	Koninklijke KPN NV (Telecommunication Services)	36,429
4,701	Koninklijke Philips NV (Industrials)	166,306
442	Koninklijke Vopak NV (Energy)	20,035
2,170	NN Group NV (Financials)	78,085
601	NXP Semiconductors NV (Information Technology)*	66,050
2,822	Randstad Holding NV (Industrials)	163,427
9,809	Royal Dutch Shell PLC, Class A (Energy)	265,922
8,136	Royal Dutch Shell PLC, Class B (Energy)	225,135

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
1,863	Wolters Kluwer NV (Industrials)	$ 81,808

		2,198,315

Norway – 1.2%
2,403	DNB ASA (Financials)	40,828
1,906	Gjensidige Forsikring ASA (Financials)	30,822
3,458	Marine Harvest ASA (Consumer Staples)*	60,765
7,719	Norsk Hydro ASA (Materials)	41,727
3,558	Orkla ASA (Consumer Staples)	35,675
4,353	Schibsted ASA, Class A (Consumer Discretionary)	104,039
4,732	Schibsted ASA, Class B (Consumer Discretionary)	102,816
1,779	Telenor ASA (Telecommunication Services)(a)	29,466
244	Yara International ASA (Materials)(a)	9,100

		455,238

Portugal – 0.7%
39,282	EDP - Energias de Portugal SA (Utilities)	144,621
1,603	Galp Energia SGPS SA (Energy)	24,750
5,251	Jeronimo Martins SGPS SA (Consumer Staples)	104,632

		274,003

South Africa – 0.4%
1,697	Investec PLC (Financials)	13,320
8,823	Mediclinic International PLC (Health Care)(a)	92,089
2,338	Mondi PLC (Materials)	61,089

		166,498

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 5.0%
1,624	Abertis Infraestructuras SA (Industrials)	$ 29,740
3,350	ACS Actividades de Construccion y Servicios SA (Industrials)	133,976
443	Aena SA (Industrials)(b)	89,518
1,856	Amadeus IT Group SA (Information Technology)	108,215
14,767	Banco Bilbao Vizcaya Argentaria SA (Financials)	120,423
17,455	Banco de Sabadell SA (Financials)	35,998
44,905	Banco Santander SA (Financials)	291,915
16,897	Bankia SA (Financials)	19,457
1,956	Bankinter SA (Financials)	18,027
9,960	CaixaBank SA (Financials)	47,085
19,500	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	120,142
1,179	Enagas SA (Energy)	35,087
2,430	Endesa SA (Utilities)	60,703
1,207	Ferrovial SA (Industrials)	27,220
1,436	Gas Natural SDG SA (Utilities)	36,204
1,529	Grifols SA (Health Care)	43,311
20,422	Iberdrola SA (Utilities)	163,002
5,305	Industria de Diseno Textil SA (Consumer Discretionary)	217,113
15,342	Mapfre SA (Financials)	54,620
1,812	Red Electrica Corp. SA (Utilities)	40,701
10,788	Repsol SA (Energy)	180,935
7,673	Telefonica SA (Telecommunication Services)	85,541

		1,958,933

Sweden – 3.9%
1,155	Alfa Laval AB (Industrials)	23,300
2,918	Assa Abloy AB, Class B (Industrials)	65,659

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,855	Atlas Copco AB, Class A (Industrials)	$ 68,769
1,283	Atlas Copco AB, Class B (Industrials)	42,461
1,799	Boliden AB (Materials)	49,335
1,489	Electrolux AB, Series B (Consumer Discretionary)	47,905
2,653	Getinge AB, Class B (Health Care)	55,323
7,753	Hennes & Mauritz AB, Class B (Consumer Discretionary)	193,490
1,188	Hexagon AB, Class B (Information Technology)	52,135
3,812	Husqvarna AB, Class B (Consumer Discretionary)	39,614
657	ICA Gruppen AB (Consumer Staples)	23,720
2,207	Industrivarden AB, Class C (Financials)	52,256
1,550	Investor AB, Class B (Financials)	71,791
480	Kinnevik AB, Class B (Financials)	13,811
734	L E Lundbergforetagen AB, Class B (Financials)	57,747
6,537	Nordea Bank AB (Financials)	84,096
3,502	Sandvik AB (Industrials)	54,982
3,208	Securitas AB, Class B (Industrials)	51,217
4,125	Skandinaviska Enskilda Banken AB, Class A (Financials)	49,833
1,524	Skanska AB, Class B (Industrials)	36,348
965	SKF AB, Class B (Industrials)	19,778
742	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	26,233
2,157	Svenska Handelsbanken AB, Class A (Financials)	30,434
2,359	Swedbank AB, Class A (Financials)	56,969

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
2,955	Swedish Match AB (Consumer Staples)	$ 99,874
2,036	Tele2 AB, Class B (Telecommunication Services)	20,993
6,637	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	48,506
6,453	Telia Co. AB (Telecommunication Services)	29,591
3,593	Volvo AB, Class B (Industrials)	58,855

		1,525,025

Switzerland – 14.7%
6,121	ABB Ltd. (Industrials)	153,919
788	Adecco Group AG (Industrials)	58,802
274	Baloise Holding AG (Financials)	41,969
49	Barry Callebaut AG (Consumer Staples)*	70,394
10	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	60,824
868	Cie Financiere Richemont SA (Consumer Discretionary)	72,486
5,662	Coca-Cola HBC AG (Consumer Staples)*	164,680
788	Credit Suisse Group AG (Financials)*	10,832
109	Dufry AG (Consumer Discretionary)*	17,946
197	EMS-Chemie Holding AG (Materials)	138,555
166	Geberit AG (Industrials)	77,789
21	Givaudan SA (Materials)	43,126
85,874	Glencore PLC (Materials)*	316,059
326	Julius Baer Group Ltd. (Financials)*	16,897

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
1,306	Kuehne + Nagel International AG (Industrials)	$ 210,974
440	LafargeHolcim Ltd. (Materials)*	26,444
331	Lonza Group AG (Health Care)*	68,626
11,830	Nestle SA (Consumer Staples)	1,010,542
7,940	Novartis AG (Health Care)	650,759
915	Pargesa Holding SA (Financials)	71,210
374	Partners Group Holding AG (Financials)	229,413
2,832	Roche Holding AG (Health Care)	777,992
183	Schindler Holding AG (Industrials)	38,092
245	Schindler Holding AG Participation Certificates (Industrials)	52,593
67	SGS SA (Industrials)	159,614
14	Sika AG (Materials)	90,290
349	Sonova Holding AG (Health Care)	57,857
7,969	STMicroelectronics NV (Information Technology)	131,594
215	Straumann Holding AG (Health Care)	119,216
157	Swatch Group AG (The) - Bearer (Consumer Discretionary)	60,882
641	Swatch Group AG (The) - Registered (Consumer Discretionary)	48,959
398	Swiss Life Holding AG (Financials)*	132,907
434	Swiss Prime Site AG (Real Estate)*	40,011
1,316	Swiss Re AG (Financials)	120,100
78	Swisscom AG (Telecommunication Services)	37,438

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
8,024	UBS Group AG (Financials)*	$ 127,714
306	Vifor Pharma AG (Health Care)	36,022
2,139	Wolseley PLC (Industrials)	141,105
354	Zurich Insurance Group AG (Financials)	104,164

		5,788,796

United Kingdom – 24.6%
13,624	3i Group PLC (Financials)	157,412
8,182	Admiral Group PLC (Financials)	215,159
13,490	Anglo American PLC (Materials)*	179,635
1,681	Ashtead Group PLC (Industrials)	33,984
1,243	Associated British Foods PLC (Consumer Staples)	48,075
4,615	AstraZeneca PLC (Health Care)	311,828
28,837	Auto Trader Group PLC (Information Technology)(b)	154,902
4,326	Aviva PLC (Financials)	29,319
1,237	Babcock International Group PLC (Industrials)	14,899
8,927	BAE Systems PLC (Industrials)	76,694
30,416	Barclays PLC (Financials)	82,458
11,779	Barratt Developments PLC (Consumer Discretionary)	93,137
44,000	BP PLC (Energy)	265,094
7,339	British American Tobacco PLC (Consumer Staples)	523,928
1,639	British Land Co. PLC (The) REIT (Real Estate)	13,415
10,025	BT Group PLC (Telecommunication Services)	40,062
1,549	Bunzl PLC (Industrials)	48,632
9,447	Burberry Group PLC (Consumer Discretionary)	221,350
1,686	Capita PLC (Industrials)	12,678

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
26,372	Centrica PLC (Utilities)	$ 69,213
3,458	CNH Industrial NV (Industrials)	38,399
523	Coca-Cola European Partners PLC (Consumer Staples)	21,584
8,324	Compass Group PLC (Consumer Discretionary)	179,456
2,326	ConvaTec Group PLC (Health Care)*(b)	9,609
1,331	Croda International PLC (Materials)	68,094
590	DCC PLC (Industrials)	56,172
8,289	Diageo PLC (Consumer Staples)	249,005
4,037	Direct Line Insurance Group PLC (Financials)	18,168
6,664	Dixons Carphone PLC (Consumer Discretionary)	28,269
3,793	Experian PLC (Industrials)	79,227
14,054	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	147,686
4,008	G4S PLC (Industrials)	16,816
6,381	GKN PLC (Consumer Discretionary)	28,831
17,929	GlaxoSmithKline PLC (Health Care)	394,282
2,726	Hammerson PLC REIT (Real Estate)	20,605
11,042	Hargreaves Lansdown PLC (Financials)	199,280
65,150	HSBC Holdings PLC (Financials)	568,216
2,361	IMI PLC (Industrials)	38,221
3,966	Imperial Brands PLC (Consumer Staples)	185,802
754	Inmarsat PLC (Telecommunication Services)	7,787
1,158	InterContinental Hotels Group PLC (Consumer Discretionary)	65,373

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
14,187	International Consolidated Airlines Group SA (Industrials)	$ 110,700
953	Intertek Group PLC (Industrials)	52,890
4,817	Intu Properties PLC REIT (Real Estate)	16,914
3,943	ITV PLC (Consumer Discretionary)	9,962
46,470	J Sainsbury PLC (Consumer Staples)	168,573
987	Johnson Matthey PLC (Materials)	39,652
27,507	Kingfisher PLC (Consumer Discretionary)	115,444
1,151	Land Securities Group PLC REIT (Real Estate)	15,899
11,058	Legal & General Group PLC (Financials)	35,945
56,973	Lloyds Banking Group PLC (Financials)	51,918
703	London Stock Exchange Group PLC (Financials)	31,083
24,627	Marks & Spencer Group PLC (Consumer Discretionary)	121,605
3,304	Meggitt PLC (Industrials)	21,412
5,912	Merlin Entertainments PLC (Consumer Discretionary)(b)	40,374
7,608	National Grid PLC (Utilities)	107,006
2,357	Next PLC (Consumer Discretionary)	132,665
5,426	Old Mutual PLC (Financials)	13,183
1,599	Persimmon PLC (Consumer Discretionary)	50,677
8,705	Petrofac Ltd. (Energy)	42,703
2,803	Provident Financial PLC (Financials)	110,402
5,793	Prudential PLC (Financials)	129,826
2,284	Reckitt Benckiser Group PLC (Consumer Staples)	234,054
4,268	RELX NV (Industrials)	88,644
6,299	RELX PLC (Industrials)	135,230

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,765	Rio Tinto PLC (Materials)	$ 150,795
126,877	Rolls-Royce Holdings PLC (Industrials)*	164
2,049	Rolls-Royce Holdings PLC (Industrials)*	22,947
27,825	Royal Mail PLC (Industrials)	158,554
5,776	RSA Insurance Group PLC (Financials)	46,641
19,788	Sage Group PLC (The) (Information Technology)	184,054
304	Schroders PLC (Financials)	12,390
8,897	Segro PLC REIT (Real Estate)	57,772
1,552	Severn Trent PLC (Utilities)	50,089
3,414	Sky PLC (Consumer Discretionary)	43,676
6,267	Smith & Nephew PLC (Health Care)	109,544
2,661	Smiths Group PLC (Industrials)	55,067
2,980	SSE PLC (Utilities)	57,898
1,811	St James’s Place PLC (Financials)	27,424
5,574	Standard Chartered PLC (Financials)*	52,666
2,076	Standard Life PLC (Financials)	10,259
7,290	Tate & Lyle PLC (Consumer Staples)	69,453
9,502	Taylor Wimpey PLC (Consumer Discretionary)	24,914
68,216	Tesco PLC (Consumer Staples)*	161,773
5,575	Unilever NV (Consumer Staples)	317,843
5,794	Unilever PLC (Consumer Staples)	323,986
3,634	United Utilities Group PLC (Utilities)	48,273
70,023	Vodafone Group PLC (Telecommunication Services)	209,267

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,387	Weir Group PLC (The) (Industrials)	$ 32,516
1,937	Whitbread PLC (Consumer Discretionary)	107,300
73,197	Wm Morrison Supermarkets PLC (Consumer Staples)	232,644
10,709	Worldpay Group PLC (Information Technology)(b)	42,940
7,457	WPP PLC (Consumer Discretionary)	167,888

		9,668,254

United States – 0.8%
1,197	Carnival PLC (Consumer Discretionary)	76,800
2,164	QIAGEN NV (Health Care)*	72,929
2,553	Shire PLC (Health Care)	147,372

		297,101

TOTAL COMMON STOCKS (Cost $33,716,385)		$38,836,673

Preferred Stocks – 0.6%
Germany – 0.6%
138	Bayerische Motoren Werke AG (Consumer Discretionary)	11,350
2,226	FUCHS PETROLUB SE (Materials)	124,318
620	Henkel AG & Co KGaA (Consumer Staples)	87,114
110	Volkswagen AG (Consumer Discretionary)	16,544

TOTAL PREFERRED STOCKS (Cost $191,908)		$ 239,326

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $33,908,293)		$39,075,999

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 3.3%(c)(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,309,366	0.68%	$ 1,309,366
(Cost $1,309,366)

TOTAL INVESTMENTS – 102.9% (Cost $35,217,659)		$40,385,365

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%		(1,154,960)

NET ASSETS – 100.0%		$39,230,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or on-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $675,846, which represents approximately 1.7% of net assets as of May 31, 2017.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$35,245,744

Gross unrealized gain	5,746,618
Gross unrealized loss	(606,997)

Net unrealized gain	$5,139,621

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$166,498	$—	$—
Europe	38,218,606	254,569	—
North America	326,134	—	—
Oceania	87,495	—	—
South America	22,697	—	—
Securities Lending Reinvestment Vehicle	1,309,366	—	—
Total	$40,130,796	$254,569	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Australia – 6.0%
22,319	AGL Energy Ltd. (Utilities)	$ 437,815
20,849	Amcor Ltd. (Materials)	238,093
47,380	AMP Ltd. (Financials)	178,124
19,906	APA Group (Utilities)	141,966
66,479	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,078,888
13,024	ASX Ltd. (Financials)	495,645
73,227	Aurizon Holdings Ltd. (Industrials)	299,826
165,545	AusNet Services (Utilities)	208,892
62,529	Australia & New Zealand Banking Group Ltd. (Financials)	1,303,857
20,544	Bank of Queensland Ltd. (Financials)	170,681
72,021	Bendigo & Adelaide Bank Ltd. (Financials)	604,252
57,118	BHP Billiton Ltd. (Materials)	1,016,263
36,713	BHP Billiton PLC (Materials)	555,939
123,487	BlueScope Steel Ltd. (Materials)	1,057,194
18,509	Brambles Ltd. (Industrials)	142,889
14,611	Caltex Australia Ltd. (Energy)	359,599
37,121	Challenger Ltd. (Financials)	353,448
24,749	CIMIC Group Ltd. (Industrials)	746,188
20,202	Coca-Cola Amatil Ltd. (Consumer Staples)	140,468
16,629	Cochlear Ltd. (Health Care)	1,814,704
47,453	Commonwealth Bank of Australia (Financials)	2,813,745
18,972	Computershare Ltd. (Information Technology)	203,523
15,702	CSL Ltd. (Health Care)	1,511,316
39,477	Dexus REIT (Real Estate)	305,348
34,930	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	929,890
247,472	Fortescue Metals Group Ltd. (Materials)	893,518
46,833	Goodman Group REIT (Real Estate)	296,351

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
65,615	GPT Group (The) REIT (Real Estate)	$ 255,959
57,804	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	162,231
69,262	Insurance Australia Group Ltd. (Financials)	327,935
20,559	LendLease Group (Real Estate)	249,933
9,324	Macquarie Group Ltd. (Financials)	622,283
135,651	Medibank Pvt Ltd. (Financials)	277,710
136,418	Mirvac Group REIT (Real Estate)	231,549
47,595	National Australia Bank Ltd. (Financials)	1,067,214
29,486	Newcrest Mining Ltd. (Materials)	464,041
134,468	Qantas Airways Ltd. (Industrials)	501,524
20,903	QBE Insurance Group Ltd. (Financials)	200,740
3,037	Ramsay Health Care Ltd. (Health Care)	155,844
9,179	REA Group Ltd. (Consumer Discretionary)	438,493
77,235	Scentre Group REIT (Real Estate)	244,940
8,377	SEEK Ltd. (Industrials)	105,330
8,846	Sonic Healthcare Ltd. (Health Care)	152,518
552,529	South32 Ltd. (Materials)	1,085,911
85,730	Stockland REIT (Real Estate)	301,238
45,127	Suncorp Group Ltd. (Financials)	464,952
35,677	Sydney Airport (Industrials)	197,604
42,289	Tabcorp Holdings Ltd. (Consumer Discretionary)	144,188
200,412	Telstra Corp. Ltd. (Telecommunication Services)	656,465
30,082	Transurban Group (Industrials)	275,901

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
107,813	Vicinity Centres REIT (Real Estate)	$ 221,521
35,064	Wesfarmers Ltd. (Consumer Staples)	1,114,614
33,302	Westfield Corp. REIT (Real Estate)	210,233
71,659	Westpac Banking Corp. (Financials)	1,627,069
63,103	Woolworths Ltd. (Consumer Staples)	1,223,751

		31,280,113

Austria – 0.3%
3,924	ANDRITZ AG (Industrials)	235,674
11,458	OMV AG (Energy)	597,906
25,323	Raiffeisen Bank International AG (Financials)*	667,756
3,389	voestalpine AG (Materials)	153,599

		1,654,935

Belgium – 0.6%
3,544	Ageas (Financials)(a)	143,249
6,261	Anheuser-Busch InBev SA/NV (Consumer Staples)	731,156
3,838	Colruyt SA (Consumer Staples)	212,576
4,412	Groupe Bruxelles Lambert SA (Financials)	429,103
2,286	KBC Group NV (Financials)	172,179
5,539	Proximus SADP (Telecommunication Services)	199,284
3,382	Solvay SA (Materials)	442,676
6,893	Telenet Group Holding NV (Consumer Discretionary)*	457,319
1,817	UCB SA (Health Care)	128,355
4,928	Umicore SA (Materials)	326,729

		3,242,626

Canada – 8.7%
2,422	Agrium, Inc. (Materials)	223,820

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
24,408	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	$ 1,129,053
4,597	Atco Ltd., Class I (Utilities)	173,404
13,753	Bank of Montreal (Financials)	923,213
28,416	Bank of Nova Scotia (The) (Financials)	1,603,515
24,681	Barrick Gold Corp. (Materials)	408,213
7,741	BCE, Inc. (Telecommunication Services)	350,801
16,387	Brookfield Asset Management, Inc., Class A (Financials)	620,442
15,986	CAE, Inc. (Industrials)	258,247
48,257	Cameco Corp. (Energy)	444,806
11,406	Canadian Imperial Bank of Commerce (Financials)	891,909
12,859	Canadian National Railway Co. (Industrials)	997,056
9,932	Canadian Natural Resources Ltd. (Energy)	286,335
1,521	Canadian Pacific Railway Ltd. (Industrials)	240,666
1,656	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	188,514
5,987	Canadian Utilities Ltd., Class A (Utilities)	181,201
635	CCL Industries, Inc., Class B (Materials)	150,055
37,341	Cenovus Energy, Inc. (Energy)	333,130
3,340	CGI Group, Inc., Class A (Information Technology)*	165,603
44,356	CI Financial Corp. (Financials)	881,734
3,928	Constellation Software, Inc. (Information Technology)	2,031,585
22,124	Dollarama, Inc. (Consumer Discretionary)	2,049,586

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
103,114	Empire Co. Ltd., Class A (Consumer Staples)	$ 1,564,230
12,446	Enbridge, Inc. (Energy)	479,153
32,650	Encana Corp. (Energy)	317,387
428	Fairfax Financial Holdings Ltd. (Financials)	187,807
22,085	Finning International, Inc. (Industrials)	420,215
14,842	First Capital Realty, Inc. (Real Estate)	221,196
7,909	Fortis, Inc. (Utilities)	260,394
1,520	Franco-Nevada Corp. (Materials)	113,514
18,060	George Weston Ltd. (Consumer Staples)	1,632,714
5,625	Gildan Activewear, Inc. (Consumer Discretionary)	162,874
28,881	Great-West Lifeco, Inc. (Financials)	718,016
12,447	H&R Real Estate Investment Trust REIT (Real Estate)	211,213
36,939	Husky Energy, Inc. (Energy)*	425,262
10,952	Hydro One Ltd. (Utilities)(b)	192,493
8,913	IGM Financial, Inc. (Financials)	259,861
18,230	Imperial Oil Ltd. (Energy)(a)	515,844
25,653	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	949,809
4,153	Intact Financial Corp. (Financials)	285,271
33,215	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	545,673
114,257	Kinross Gold Corp. (Materials)*	494,011
14,766	Linamar Corp. (Consumer Discretionary)	669,920
19,836	Loblaw Cos. Ltd. (Consumer Staples)	1,121,255
6,244	Magna International, Inc., Class A (Consumer Discretionary)	279,540

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
49,097	Manulife Financial Corp. (Financials)	$ 848,029
2,379	Methanex Corp. (Materials)	98,140
27,264	Metro, Inc. (Consumer Staples)	913,173
12,346	National Bank of Canada (Financials)	487,003
20,307	Onex Corp. (Financials)	1,476,230
8,314	Open Text Corp. (Information Technology)	271,388
9,536	Pembina Pipeline Corp. (Energy)	304,782
50,008	Power Corp. of Canada (Financials)	1,067,025
31,404	Power Financial Corp. (Financials)	749,585
3,927	Restaurant Brands International, Inc. (Consumer Discretionary)	240,295
10,199	RioCan Real Estate Investment Trust REIT (Real Estate)	191,038
9,675	Rogers Communications, Inc., Class B (Telecommunication Services)	451,266
40,805	Royal Bank of Canada (Financials)	2,820,732
25,081	Saputo, Inc. (Consumer Staples)	837,457
13,551	Shaw Communications, Inc., Class B (Consumer Discretionary)	289,540
6,674	Shopify, Inc., Class A (Information Technology)*	616,259
6,303	Smart Real Estate Investment Trust REIT (Real Estate)	143,634
3,732	SNC-Lavalin Group, Inc. (Industrials)	143,207
17,923	Sun Life Financial, Inc. (Financials)	588,499
33,968	Suncor Energy, Inc. (Energy)	1,063,276

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
48,343	Teck Resources Ltd., Class B (Materials)	$ 860,775
6,897	TELUS Corp. (Telecommunication Services)	234,581
12,794	Thomson Reuters Corp. (Financials)	558,098
45,883	Toronto-Dominion Bank (The) (Financials)	2,187,655
15,961	TransCanada Corp. (Energy)	741,034
135	Trisura Group Ltd. (Financials)*	2,061
37,961	Veresen, Inc. (Energy)	516,002
3,590	Vermilion Energy, Inc. (Energy)	112,349
10,237	Wheaton Precious Metals Corp. (Materials)	209,182

		45,582,835

Chile – 0.0%
15,167	Antofagasta PLC (Materials)	156,835

China – 0.3%
247,761	BOC Hong Kong Holdings Ltd. (Financials)	1,117,594
760,876	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	698,506

		1,816,100

Denmark – 1.7%
11,407	Carlsberg A/S, Class B (Consumer Staples)	1,243,133
3,121	Chr Hansen Holding A/S (Materials)	218,747
11,292	Coloplast A/S, Class B (Health Care)	967,754
15,506	Danske Bank A/S (Financials)	582,890
4,436	DSV A/S (Industrials)	270,281
4,050	H Lundbeck A/S (Health Care)	216,277
8,689	ISS A/S (Industrials)	360,515

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
61,505	Novo Nordisk A/S, Class B (Health Care)	$ 2,616,047
8,413	Pandora A/S (Consumer Discretionary)	797,950
72,371	TDC A/S (Telecommunication Services)	432,417
10,550	Tryg A/S (Financials)	217,190
7,326	Vestas Wind Systems A/S (Industrials)	651,665
22,248	William Demant Holding A/S (Health Care)*	584,120

		9,158,986

Finland – 1.0%
4,874	Elisa OYJ (Telecommunication Services)	190,020
14,574	Fortum OYJ (Utilities)	232,388
4,182	Kone OYJ, Class B (Industrials)	207,434
3,253	Metso OYJ (Industrials)	110,764
10,697	Neste OYJ (Energy)	425,699
2,598	Nokian Renkaat OYJ (Consumer Discretionary)	106,282
20,832	Orion OYJ, Class B (Health Care)	1,349,314
8,859	Sampo OYJ, Class A (Financials)	450,579
17,241	Stora Enso OYJ, Class R (Materials)	218,303
55,480	UPM-Kymmene OYJ (Materials)	1,565,921
4,997	Wartsila OYJ Abp (Industrials)	296,971

		5,153,675

France – 10.6%
1,563	Aeroports de Paris (Industrials)	239,121
3,924	Air Liquide SA (Materials)	478,760
8,250	Airbus SE (Industrials)	677,879

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
5,527	Alstom SA (Industrials)*	$ 193,787
13,865	Arkema SA (Materials)	1,450,293
25,088	Atos SE (Information Technology)	3,602,603
46,473	AXA SA (Financials)	1,240,626
32,704	BNP Paribas SA (Financials)(a)	2,310,246
5,629	Bouygues SA (Industrials)	241,356
11,514	Bureau Veritas SA (Industrials)	264,194
11,713	Capgemini SE (Information Technology)	1,213,864
30,796	Carrefour SA (Consumer Staples)*	804,977
8,694	Christian Dior SE (Consumer Discretionary)	2,485,162
11,048	Cie de Saint-Gobain (Industrials)	618,378
4,896	Cie Generale des Etablissements Michelin (Consumer Discretionary)	616,622
39,064	CNP Assurances (Financials)	860,100
77,464	Credit Agricole SA (Financials)	1,188,157
23,500	Danone SA (Consumer Staples)	1,746,214
109	Dassault Aviation SA (Industrials)	162,725
10,276	Dassault Systemes (Information Technology)	949,158
3,966	Edenred (Industrials)	104,715
10,469	Eiffage SA (Industrials)	952,975
11,546	Engie SA (Utilities)(a)	176,381
8,369	Essilor International SA (Health Care)	1,113,785
6,008	Eurazeo SA (Financials)	430,222
14,511	Eutelsat Communications SA (Consumer Discretionary)	373,673
2,141	Fonciere Des Regions REIT (Real Estate)	199,731
1,879	Gecina SA REIT (Real Estate)	289,155

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
4,287	Hermes International (Consumer Discretionary)	$ 2,120,881
2,254	ICADE REIT (Real Estate)	181,910
437	Iliad SA (Telecommunication Services)	113,466
4,533	Imerys SA (Materials)	393,618
9,118	Ipsen SA (Health Care)	1,150,921
1,814	Kering (Consumer Discretionary)	600,530
6,698	Klepierre REIT (Real Estate)	280,036
9,123	Lagardere SCA (Consumer Discretionary)	287,042
6,373	Legrand SA (Industrials)*	437,368
11,731	L’Oreal SA (Consumer Staples)	2,512,323
8,587	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	2,193,379
26,068	Natixis SA (Financials)(a)	172,363
20,858	Orange SA (Telecommunication Services)(a)	366,833
5,233	Pernod Ricard SA (Consumer Staples)	711,437
76,191	Peugeot SA (Consumer Discretionary)	1,503,628
8,850	Publicis Groupe SA (Consumer Discretionary)(a)	678,217
2,820	Remy Cointreau SA (Consumer Staples)	309,118
60,688	Rexel SA (Industrials)	1,070,061
8,989	Safran SA (Industrials)	796,521
34,602	Sanofi (Health Care)(a)	3,430,691
11,670	Schneider Electric SE (Industrials)*	899,707
19,663	SCOR SE (Financials)	774,882
6,861	SEB SA (Consumer Discretionary)	1,205,114
5,210	Societe BIC SA (Industrials)	637,128
30,789	Societe Generale SA (Financials)(a)	1,615,820

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
3,098	Sodexo SA (Consumer Discretionary)	$ 423,096
10,541	Suez (Utilities)(a)	192,498
4,586	Thales SA (Industrials)	507,032
36,554	TOTAL SA (Energy)(a)	1,943,032
1,300	Unibail-Rodamco SE REIT (Real Estate)	335,714
5,934	Valeo SA (Consumer Discretionary)	413,512
22,166	Veolia Environnement SA (Utilities)	488,294
15,143	Vinci SA (Industrials)	1,323,610
9,004	Vivendi SA (Consumer Discretionary)	195,463
2,108	Wendel SA (Financials)(a)	321,907

		55,572,011

Germany – 7.3%
14,558	adidas AG (Consumer Discretionary)	2,787,073
12,595	Allianz SE (Financials)	2,420,470
2,904	Axel Springer SE (Consumer Discretionary)	182,740
16,830	BASF SE (Materials)	1,586,700
23,093	Bayer AG (Health Care)	3,066,831
1,771	Bayerische Motoren Werke AG (Consumer Discretionary)	165,871
14,645	Beiersdorf AG (Consumer Staples)	1,574,370
5,145	Brenntag AG (Industrials)	297,956
1,882	Continental AG (Consumer Discretionary)	419,029
5,457	Covestro AG (Materials)(b)	408,561
9,386	Daimler AG (Consumer Discretionary)	681,930
12,664	Deutsche Boerse AG (Financials)	1,316,977
56,732	Deutsche Lufthansa AG (Industrials)	1,103,337
54,732	Deutsche Post AG (Industrials)	2,001,173

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
84,300	Deutsche Telekom AG (Telecommunication Services)*	$ 1,680,248
6,242	Deutsche Wohnen AG (Real Estate)	245,073
15,818	E.ON SE (Utilities)	138,528
5,254	Evonik Industries AG (Materials)	181,114
3,579	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	290,454
7,716	Fresenius Medical Care AG & Co KGaA (Health Care)	738,903
13,072	Fresenius SE & Co KGaA (Health Care)	1,120,246
4,294	Hannover Rueck SE (Financials)	511,832
9,255	HeidelbergCement AG (Materials)	862,553
4,956	Henkel AG & Co KGaA (Consumer Staples)	616,098
2,639	HOCHTIEF AG (Industrials)	485,937
13,179	HUGO BOSS AG (Consumer Discretionary)(a)	993,371
21,129	Infineon Technologies AG (Information Technology)	467,826
4,945	LANXESS AG (Materials)	369,394
2,325	Linde AG (Materials)	444,328
2,899	MAN SE (Industrials)	306,792
9,137	Merck KGaA (Health Care)	1,104,001
18,161	METRO AG (Consumer Staples)	608,577
5,775	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,141,319
4,292	OSRAM Licht AG (Industrials)	329,013
13,298	ProSiebenSat.1 Media SE (Consumer Discretionary)	565,172
13,402	RWE AG (Utilities)*	272,475
23,632	SAP SE (Information Technology)	2,536,240

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
14,244	Siemens AG (Industrials)	$ 2,035,008
4,142	Symrise AG (Materials)	297,952
62,017	Telefonica Deutschland Holding AG (Telecommunication Services)	308,800
19,896	TUI AG (Consumer Discretionary)	307,703
4,957	United Internet AG (Information Technology)	272,966
8,652	Vonovia SE (Real Estate)	340,278
18,214	Zalando SE (Consumer Discretionary)*(b)	870,675

		38,455,894

Hong Kong – 3.0%
252,237	AIA Group Ltd. (Financials)	1,788,410
18,594	ASM Pacific Technology Ltd. (Information Technology)	266,772
27,880	Bank of East Asia Ltd. (The) (Financials)	117,710
19,361	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	166,840
35,410	Cheung Kong Property Holdings Ltd. (Real Estate)	265,832
16,425	CK Hutchison Holdings Ltd. (Industrials)	214,153
43,896	CLP Holdings Ltd. (Utilities)	479,944
195,803	First Pacific Co. Ltd. (Financials)	153,276
28,181	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	162,921
47,372	Hang Lung Group Ltd. (Real Estate)	196,359
59,434	Hang Lung Properties Ltd. (Real Estate)	153,687
27,229	Hang Seng Bank Ltd. (Financials)	574,809
23,780	Henderson Land Development Co. Ltd. (Real Estate)	153,652

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
469,234	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(b)	$ 429,946
195,742	HKT Trust & HKT Ltd. (Telecommunication Services)	256,218
142,779	Hong Kong & China Gas Co. Ltd. (Utilities)	305,257
45,279	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,142,950
14,180	Hongkong Land Holdings Ltd. (Real Estate)	107,201
22,911	Hysan Development Co. Ltd. (Real Estate)	108,198
4,600	Jardine Matheson Holdings Ltd. (Industrials)	293,894
7,341	Jardine Strategic Holdings Ltd. (Industrials)	308,102
42,809	Kerry Properties Ltd. (Real Estate)	151,350
78,310	Link REIT (Real Estate)	618,042
7,157	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	161,605
56,010	MTR Corp. Ltd. (Industrials)	319,135
384,487	New World Development Co. Ltd. (Real Estate)	478,607
261,494	NWS Holdings Ltd. (Industrials)	506,045
589,699	PCCW Ltd. (Telecommunication Services)	343,568
21,487	Power Assets Holdings Ltd. (Utilities)	192,467
27,280	Sands China Ltd. (Consumer Discretionary)	125,855
81,848	Shangri-La Asia Ltd. (Consumer Discretionary)	125,202
1,375,848	SJM Holdings Ltd. (Consumer Discretionary)	1,334,806
36,958	Sun Hung Kai Properties Ltd. (Real Estate)	546,844

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
15,668	Swire Pacific Ltd., Class A (Real Estate)	$ 154,218
31,401	Swire Properties Ltd. (Real Estate)	104,771
63,639	Techtronic Industries Co. Ltd. (Consumer Discretionary)	300,945
1,344,751	WH Group Ltd. (Consumer Staples)(b)	1,259,768
44,087	Wharf Holdings Ltd. (The) (Real Estate)	375,103
158,617	Wheelock & Co. Ltd. (Real Estate)	1,186,709

		15,931,171

Ireland – 0.3%
377,741	Bank of Ireland (Financials)*	102,370
17,341	CRH PLC (Materials)	625,071
19,803	James Hardie Industries PLC CDI (Materials)	288,655
5,873	Kerry Group PLC, Class A (Consumer Staples)	519,023

		1,535,119

Israel – 0.9%
4,105	Azrieli Group Ltd. (Real Estate)	220,716
61,023	Bank Hapoalim BM (Financials)	406,556
102,798	Bank Leumi Le-Israel BM (Financials)*	503,055
247,786	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	430,071
2,592	Check Point Software Technologies Ltd. (Information Technology)*	290,434
2,027	Elbit Systems Ltd. (Industrials)	246,553
15,702	Mizrahi Tefahot Bank Ltd. (Financials)	279,808
10,558	Nice Ltd. (Information Technology)	821,837

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
54,862	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	$ 1,528,455

		4,727,485

Italy – 2.2%
16,885	Assicurazioni Generali SpA (Financials)	266,770
10,585	Atlantia SpA (Industrials)	294,952
148,780	Enel SpA (Utilities)	796,028
24,442	Eni SpA (Energy)	387,264
8,742	Ferrari NV (Consumer Discretionary)	756,939
44,704	Intesa Sanpaolo SpA (Financials)	128,087
60,663	Leonardo SpA (Industrials)	1,069,620
25,874	Luxottica Group SpA (Consumer Discretionary)	1,569,693
20,818	Poste Italiane SpA (Financials)(b)	146,546
46,606	Prysmian SpA (Industrials)	1,298,157
13,014	Recordati SpA (Health Care)	524,052
266,781	Saipem SpA (Energy)*	1,082,983
61,408	Snam SpA (Energy)	281,876
1,087,923	Telecom Italia SpA (Telecommunication Services)*	1,019,067
1,328,728	Telecom Italia SpA-RSP (Telecommunication Services)*	1,025,737
53,202	Terna Rete Elettrica Nazionale SpA (Utilities)	300,923
229,523	UnipolSai SpA (Financials)	520,327

		11,469,021

Japan – 20.8%
5,817	ABC-Mart, Inc. (Consumer Discretionary)	340,335
14,644	Aeon Co. Ltd. (Consumer Staples)	221,544
8,579	Ajinomoto Co., Inc. (Consumer Staples)	183,938

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
33,875	Alfresa Holdings Corp. (Health Care)	$ 654,311
3,625	Alps Electric Co. Ltd. (Information Technology)	101,946
66,863	ANA Holdings, Inc. (Industrials)	219,420
56,908	Aozora Bank Ltd. (Financials)	209,446
22,895	Asahi Glass Co. Ltd. (Industrials)	187,160
15,820	Asahi Group Holdings Ltd. (Consumer Staples)	632,457
30,938	Asahi Kasei Corp. (Materials)	297,812
13,564	Asics Corp. (Consumer Discretionary)	227,651
94,979	Astellas Pharma, Inc. (Health Care)	1,201,141
24,498	Bandai Namco Holdings, Inc. (Consumer Discretionary)	876,155
18,542	Benesse Holdings, Inc. (Consumer Discretionary)	681,586
15,148	Bridgestone Corp. (Consumer Discretionary)	637,234
47,503	Brother Industries Ltd. (Information Technology)	1,055,861
28,657	Calbee, Inc. (Consumer Staples)	1,111,711
34,529	Canon, Inc. (Information Technology)	1,180,265
11,097	Casio Computer Co. Ltd. (Consumer Discretionary)	172,599
2,319	Central Japan Railway Co. (Industrials)	380,296
16,544	Chubu Electric Power Co., Inc. (Utilities)	224,930
10,472	Chugoku Electric Power Co., Inc. (The) (Utilities)	119,412
15,793	Coca-Cola Bottlers Japan, Inc. (Consumer Staples)	509,843
15,657	Dai Nippon Printing Co. Ltd. (Industrials)	174,289
7,393	Dai-ichi Life Holdings, Inc. (Financials)	123,311

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
20,112	Daiichi Sankyo Co. Ltd. (Health Care)	$ 441,669
5,271	Daikin Industries Ltd. (Industrials)	517,400
5,293	Daito Trust Construction Co. Ltd. (Real Estate)	836,178
7,916	Daiwa House Industry Co. Ltd. (Real Estate)	259,059
109	Daiwa House REIT Investment Corp. REIT (Real Estate)	281,112
21,084	Daiwa Securities Group, Inc. (Financials)	128,409
11,753	DeNA Co. Ltd. (Information Technology)	260,280
3,708	Denso Corp. (Consumer Discretionary)	158,299
1,634	Disco Corp. (Information Technology)	282,221
3,329	East Japan Railway Co. (Industrials)	319,549
6,467	Eisai Co. Ltd. (Health Care)	341,289
4,892	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)	275,157
2,784	FANUC Corp. (Industrials)	548,064
3,491	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,171,191
26,382	Fuji Electric Co. Ltd. (Industrials)	141,471
25,125	FUJIFILM Holdings Corp. (Information Technology)	917,437
136,568	Fujitsu Ltd. (Information Technology)	997,600
3,404	Hamamatsu Photonics KK (Information Technology)	108,506
6,774	Hankyu Hanshin Holdings, Inc. (Industrials)	244,105
11,265	Hikari Tsushin, Inc. (Consumer Discretionary)	1,142,952
3,273	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	164,856
8,153	Hitachi Chemical Co. Ltd. (Materials)	225,233

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
30,313	Hitachi Construction Machinery Co. Ltd. (Industrials)	$ 704,201
5,736	Hitachi High-Technologies Corp. (Information Technology)	228,226
21,706	Hitachi Ltd. (Information Technology)	131,255
7,879	Hitachi Metals Ltd. (Materials)	105,091
44,799	Honda Motor Co. Ltd. (Consumer Discretionary)	1,262,725
2,498	Hoshizaki Corp. (Industrials)	220,242
24,495	Hoya Corp. (Health Care)	1,208,082
17,338	Idemitsu Kosan Co. Ltd. (Energy)	486,031
72,223	ITOCHU Corp. (Industrials)	1,027,325
3,547	Japan Airlines Co. Ltd. (Industrials)	104,083
4,745	Japan Airport Terminal Co. Ltd. (Industrials)(a)	186,221
9,268	Japan Exchange Group, Inc. (Financials)	150,018
198	Japan Prime Realty Investment Corp. REIT (Real Estate)	758,267
120	Japan Retail Fund Investment Corp. REIT (Real Estate)	233,630
16,016	Japan Tobacco, Inc. (Consumer Staples)	602,637
86,292	JXTG Holdings, Inc. (Energy)	376,428
31,978	Kajima Corp. (Industrials)	246,085
69,134	Kakaku.com, Inc. (Information Technology)	985,887
20,158	Kamigumi Co. Ltd. (Industrials)	206,529
62,373	Kansai Electric Power Co., Inc. (The) (Utilities)	874,525
6,645	Kansai Paint Co. Ltd. (Materials)	143,914
28,823	Kao Corp. (Consumer Staples)	1,820,057

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
24,014	KDDI Corp. (Telecommunication Services)	$ 665,795
31,768	Keihan Holdings Co. Ltd. (Industrials)	210,283
23,831	Keikyu Corp. (Industrials)	284,028
18,850	Keio Corp. (Industrials)	156,821
4,992	Keisei Electric Railway Co. Ltd. (Industrials)	127,480
1,869	Keyence Corp. (Information Technology)	850,291
6,599	Kikkoman Corp. (Consumer Staples)	207,067
54,771	Kintetsu Group Holdings Co. Ltd. (Industrials)	211,486
25,201	Kirin Holdings Co. Ltd. (Consumer Staples)	532,460
3,053	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	160,953
14,124	Komatsu Ltd. (Industrials)	336,353
96,682	Konica Minolta, Inc. (Information Technology)	761,496
10,073	Kose Corp. (Consumer Staples)	1,088,505
6,789	Kubota Corp. (Industrials)	107,558
15,469	Kuraray Co. Ltd. (Materials)	278,508
6,866	Kurita Water Industries Ltd. (Industrials)	181,980
4,786	Kyocera Corp. (Information Technology)	276,163
3,394	Kyushu Railway Co. (Industrials)	115,246
13,020	Lawson, Inc. (Consumer Staples)	888,918
8,778	LINE Corp. (Information Technology)*(a)	302,430
47,701	Lion Corp. (Consumer Staples)	1,011,088
4,298	LIXIL Group Corp. (Industrials)	104,666
26,354	M3, Inc. (Health Care)	759,031
2,942	Makita Corp. (Industrials)	110,939
104,390	Marubeni Corp. (Industrials)	645,682

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,229	Maruichi Steel Tube Ltd. (Materials)	$ 182,783
41,742	Mazda Motor Corp. (Consumer Discretionary)	569,973
10,815	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	387,769
10,778	Medipal Holdings Corp. (Health Care)	198,631
15,723	MEIJI Holdings Co. Ltd. (Consumer Staples)	1,288,153
6,461	MINEBEA MITSUMI, Inc. (Industrials)	105,575
8,614	Miraca Holdings, Inc. (Health Care)	362,600
14,541	MISUMI Group, Inc. (Industrials)	328,729
108,604	Mitsubishi Chemical Holdings Corp. (Materials)	823,479
44,401	Mitsubishi Corp. (Industrials)	890,549
30,467	Mitsubishi Electric Corp. (Industrials)	420,700
9,424	Mitsubishi Estate Co. Ltd. (Real Estate)	176,277
30,515	Mitsubishi Gas Chemical Co., Inc. (Materials)	630,251
4,244	Mitsubishi Materials Corp. (Materials)	119,930
21,491	Mitsubishi Tanabe Pharma Corp. (Health Care)	478,657
218,941	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,367,874
110,898	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	566,599
55,343	Mitsui & Co. Ltd. (Industrials)	748,433
32,539	Mitsui Chemicals, Inc. (Materials)	161,834
5,110	Mitsui Fudosan Co. Ltd. (Real Estate)	121,113
62,520	Mitsui OSK Lines Ltd. (Industrials)	179,784
24,188	Mixi, Inc. (Information Technology)	1,520,157

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
619,318	Mizuho Financial Group, Inc. (Financials)	$ 1,079,753
2,245	Murata Manufacturing Co. Ltd. (Information Technology)	311,622
5,259	Nabtesco Corp. (Industrials)	154,558
107,655	Nagoya Railroad Co. Ltd. (Industrials)	503,302
395,277	NEC Corp. (Information Technology)	1,025,858
13,678	NH Foods Ltd. (Consumer Staples)	429,815
2,919	Nidec Corp. (Industrials)	289,696
36,656	Nikon Corp. (Consumer Discretionary)	565,825
1,454	Nintendo Co. Ltd. (Information Technology)	442,439
23,259	Nippon Electric Glass Co. Ltd. (Information Technology)	162,372
67,371	Nippon Express Co. Ltd. (Industrials)	416,100
4,232	Nippon Paint Holdings Co. Ltd. (Materials)	168,576
123	Nippon Prologis REIT, Inc. REIT (Real Estate)	267,723
24,268	Nippon Steel & Sumitomo Metal Corp. (Materials)	517,137
23,988	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,151,406
5,463	Nissan Chemical Industries Ltd. (Materials)	191,923
20,063	Nissan Motor Co. Ltd. (Consumer Discretionary)	192,584
14,227	Nisshin Seifun Group, Inc. (Consumer Staples)	235,305
3,199	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	202,206
11,087	Nitori Holdings Co. Ltd. (Consumer Discretionary)	1,623,173
1,560	Nitto Denko Corp. (Materials)	125,424
201	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	302,813

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,480	Nomura Research Institute Ltd. (Information Technology)	$ 208,873
12,666	NSK Ltd. (Industrials)	151,188
8,978	NTT Data Corp. (Information Technology)	484,683
32,875	NTT DOCOMO, Inc. (Telecommunication Services)	807,717
18,154	Obayashi Corp. (Industrials)	200,936
3,647	Obic Co. Ltd. (Information Technology)	212,056
8,862	Odakyu Electric Railway Co. Ltd. (Industrials)	177,905
44,897	Oji Holdings Corp. (Materials)	220,455
10,133	Olympus Corp. (Health Care)	370,647
12,720	Omron Corp. (Information Technology)	532,564
9,453	Oracle Corp. Japan (Information Technology)	557,341
3,322	Oriental Land Co. Ltd. (Consumer Discretionary)	214,908
31,949	ORIX Corp. (Financials)	505,013
62,946	Osaka Gas Co. Ltd. (Utilities)	248,915
7,340	Otsuka Holdings Co. Ltd. (Health Care)	331,540
42,810	Panasonic Corp. (Consumer Discretionary)	549,908
16,956	Park24 Co. Ltd. (Industrials)	473,790
38,268	Pola Orbis Holdings, Inc. (Consumer Staples)	1,072,757
25,470	Recruit Holdings Co. Ltd. (Industrials)	1,351,982
83,741	Resona Holdings, Inc. (Financials)	429,136
12,830	Ricoh Co. Ltd. (Information Technology)	108,362
1,646	Rinnai Corp. (Consumer Discretionary)	148,249
2,783	Rohm Co. Ltd. (Information Technology)	223,727
3,795	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	989,373

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,339	Sankyo Co. Ltd. (Consumer Discretionary)	$ 145,765
28,555	SBI Holdings, Inc. (Financials)	370,284
3,874	Secom Co. Ltd. (Industrials)	283,688
8,891	Sega Sammy Holdings, Inc. (Consumer Discretionary)	112,962
20,025	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	352,386
10,335	Sekisui House Ltd. (Consumer Discretionary)	177,569
19,116	Seven & i Holdings Co. Ltd. (Consumer Staples)	813,837
150,890	Sharp Corp. (Consumer Discretionary)*(a)	552,611
14,299	Shimadzu Corp. (Information Technology)	276,968
3,658	Shimamura Co. Ltd. (Consumer Discretionary)	470,378
1,218	Shimano, Inc. (Consumer Discretionary)	189,443
16,471	Shimizu Corp. (Industrials)	166,222
6,441	Shin-Etsu Chemical Co. Ltd. (Materials)	578,487
134,398	Shinsei Bank Ltd. (Financials)	217,545
9,185	Shionogi & Co. Ltd. (Health Care)	491,622
40,773	Shiseido Co. Ltd. (Consumer Staples)	1,374,524
42,628	Showa Shell Sekiyu KK (Energy)	391,645
11,392	SoftBank Group Corp. (Telecommunication Services)	927,451
5,161	Sompo Holdings, Inc. (Financials)	199,468
26,872	Sony Corp. (Consumer Discretionary)	980,256
3,884	Stanley Electric Co. Ltd. (Consumer Discretionary)	117,133
66,275	Start Today Co. Ltd. (Consumer Discretionary)	1,656,501

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,908	Subaru Corp. (Consumer Discretionary)	$ 335,538
59,987	Sumitomo Chemical Co. Ltd. (Materials)	313,537
55,952	Sumitomo Corp. (Industrials)	714,674
22,432	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	342,814
11,352	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	180,209
21,029	Sumitomo Heavy Industries Ltd. (Industrials)	137,297
32,576	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,170,656
35,089	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	599,069
11,738	Sundrug Co. Ltd. (Consumer Staples)	457,483
12,948	Suntory Beverage & Food Ltd. (Consumer Staples)	629,925
21,228	Suzuken Co. Ltd. (Health Care)	698,738
7,301	Suzuki Motor Corp. (Consumer Discretionary)	344,303
18,339	Sysmex Corp. (Health Care)	1,091,202
9,688	T&D Holdings, Inc. (Financials)	137,280
46,089	Taiheiyo Cement Corp. (Materials)	148,372
32,093	Taisei Corp. (Industrials)	274,540
2,733	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	213,776
40,204	Takashimaya Co. Ltd. (Consumer Discretionary)	374,101
11,023	Takeda Pharmaceutical Co. Ltd. (Health Care)	568,868
14,120	Teijin Ltd. (Materials)	264,179
5,315	Terumo Corp. (Health Care)	216,282
44,453	Tobu Railway Co. Ltd. (Industrials)	237,570

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
5,393	Toho Co. Ltd. (Consumer Discretionary)	$ 159,715
43,487	Toho Gas Co. Ltd. (Utilities)	335,831
18,094	Tohoku Electric Power Co., Inc. (Utilities)	268,993
6,820	Tokio Marine Holdings, Inc. (Financials)	289,858
198,413	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	814,573
5,224	Tokyo Electron Ltd. (Information Technology)	741,191
60,160	Tokyo Gas Co. Ltd. (Utilities)	312,809
26,283	Tokyu Corp. (Industrials)	193,465
25,894	Tokyu Fudosan Holdings Corp. (Real Estate)	155,479
24,329	Toppan Printing Co. Ltd. (Industrials)	268,403
28,069	Toray Industries, Inc. (Materials)	234,761
34,218	Tosoh Corp. (Materials)	291,171
4,821	TOTO Ltd. (Industrials)	183,973
8,796	Toyo Seikan Group Holdings Ltd. (Materials)	140,787
5,754	Toyo Suisan Kaisha Ltd. (Consumer Staples)	224,520
12,876	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	309,951
34,105	Toyota Motor Corp. (Consumer Discretionary)	1,829,460
14,496	Toyota Tsusho Corp. (Industrials)	445,033
3,627	Trend Micro, Inc. (Information Technology)	182,359
4,154	Tsuruha Holdings, Inc. (Consumer Staples)	461,284
29,026	Unicharm Corp. (Consumer Staples)	786,380
176	United Urban Investment Corp. REIT (Real Estate)	259,420
1,997	West Japan Railway Co. (Industrials)	138,834
3,074	Yakult Honsha Co. Ltd. (Consumer Staples)	217,655

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
77,972	Yamada Denki Co. Ltd. (Consumer Discretionary)	$ 409,655
21,306	Yamaguchi Financial Group, Inc. (Financials)	244,494
4,115	Yamaha Motor Co. Ltd. (Consumer Discretionary)	103,484
77,407	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,606,448
11,220	Yaskawa Electric Corp. (Information Technology)	223,720
13,062	Yokogawa Electric Corp. (Information Technology)	226,903
17,445	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	340,744

		109,183,372

Luxembourg – 0.2%
14,942	ArcelorMittal (Materials)*	324,368
9,195	RTL Group SA (Consumer Discretionary)	716,340
5,294	SES SA (Consumer Discretionary)	131,087
7,183	Tenaris SA (Energy)	108,640

		1,280,435

Macau – 0.1%
55,580	MGM China Holdings Ltd. (Consumer Discretionary)	123,393
56,429	Wynn Macau Ltd. (Consumer Discretionary)*	125,278

		248,671

Mexico – 0.1%
15,174	Fresnillo PLC (Materials)	308,721

Netherlands – 3.3%
6,432	ABN AMRO Group NV (Financials)(a)(b)	166,029
4,614	Akzo Nobel NV (Materials)	386,591
4,580	Altice NV, Class A (Consumer Discretionary)*(a)	114,103

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
6,082	ASML Holding NV (Information Technology)	$ 803,607
14,524	Boskalis Westminster (Industrials)	501,155
18,775	EXOR NV (Financials)	1,048,235
6,608	Gemalto NV (Information Technology)	392,489
14,414	Heineken Holding NV (Consumer Staples)	1,341,257
7,538	Heineken NV (Consumer Staples)	743,133
83,208	ING Groep NV (Financials)	1,393,219
82,354	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,817,877
6,952	Koninklijke DSM NV (Materials)	517,989
80,329	Koninklijke KPN NV (Telecommunication Services)	273,971
27,553	Koninklijke Philips NV (Industrials)(a)	974,736
4,145	Koninklijke Vopak NV (Energy)	187,887
21,063	NN Group NV (Financials)	757,931
3,605	NXP Semiconductors NV (Information Technology)*	396,190
14,709	Randstad Holding NV (Industrials)	851,824
71,847	Royal Dutch Shell PLC, Class A (Energy)	1,947,769
57,762	Royal Dutch Shell PLC, Class B (Energy)	1,598,363
18,478	Wolters Kluwer NV (Industrials)	811,401

		17,025,756

New Zealand – 0.1%
24,943	Fletcher Building Ltd. (Materials)	133,837
75,839	Meridian Energy Ltd. (Utilities)	153,406
22,314	Ryman Healthcare Ltd. (Health Care)	131,925

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
New Zealand – (continued)
81,553	Spark New Zealand Ltd. (Telecommunication Services)	$ 217,637

		636,805

Norway – 0.6%
19,482	DNB ASA (Financials)	331,007
17,625	Gjensidige Forsikring ASA (Financials)	285,017
27,935	Marine Harvest ASA (Consumer Staples)*	490,879
87,423	Norsk Hydro ASA (Materials)	472,593
23,098	Orkla ASA (Consumer Staples)	231,600
24,782	Schibsted ASA, Class A (Consumer Discretionary)	592,304
26,963	Schibsted ASA, Class B (Consumer Discretionary)	585,846
12,406	Telenor ASA (Telecommunication Services)(a)	205,480
3,050	Yara International ASA (Materials)(a)	113,745

		3,308,471

Portugal – 0.4%
292,847	EDP - Energias de Portugal SA (Utilities)	1,078,150
10,645	Galp Energia SGPS SA (Energy)	164,352
30,816	Jeronimo Martins SGPS SA (Consumer Staples)	614,044

		1,856,546

Singapore – 1.3%
170,681	CapitaLand Commercial Trust REIT (Real Estate)	204,807
42,100	CapitaLand Ltd. (Real Estate)	108,339
93,063	CapitaLand Mall Trust REIT (Real Estate)	133,870

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
15,534	City Developments Ltd. (Real Estate)	$ 119,587
71,026	DBS Group Holdings Ltd. (Financials)	1,050,963
125,759	Genting Singapore PLC (Consumer Discretionary)	107,269
21,933	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	694,740
160,761	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,219,013
63,497	SATS Ltd. (Industrials)	235,922
170,965	Singapore Exchange Ltd. (Financials)	898,450
39,330	Singapore Technologies Engineering Ltd. (Industrials)	105,760
84,026	Singapore Telecommunications Ltd. (Telecommunication Services)	228,378
323,996	StarHub Ltd. (Telecommunication Services)	632,347
115,805	Suntec Real Estate Investment Trust REIT (Real Estate)	153,609
42,735	United Overseas Bank Ltd. (Financials)	709,882
21,236	UOL Group Ltd. (Real Estate)	107,454

		6,710,390

South Africa – 0.2%
22,301	Investec PLC (Financials)	175,040
57,683	Mediclinic International PLC (Health Care)(a)	602,057
17,993	Mondi PLC (Materials)	470,136

		1,247,233

Spain – 3.2%
12,942	Abertis Infraestructuras SA (Industrials)	237,000

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
31,174	ACS Actividades de Construccion y Servicios SA (Industrials)	$ 1,246,737
3,213	Aena SA (Industrials)(b)	649,260
24,322	Amadeus IT Group SA (Information Technology)	1,418,102
81,594	Banco Bilbao Vizcaya Argentaria SA (Financials)	665,389
288,838	Banco de Sabadell SA (Financials)	595,680
322,711	Banco Santander SA (Financials)	2,097,859
135,249	Bankia SA (Financials)	155,738
12,737	Bankinter SA (Financials)	117,389
78,875	CaixaBank SA (Financials)	372,873
159,976	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	985,634
9,868	Enagas SA (Energy)	293,670
18,385	Endesa SA (Utilities)	459,272
11,336	Ferrovial SA (Industrials)	255,648
8,685	Gas Natural SDG SA (Utilities)	218,960
11,649	Grifols SA (Health Care)	329,971
198,145	Iberdrola SA (Utilities)	1,581,534
41,730	Industria de Diseno Textil SA (Consumer Discretionary)	1,707,850
210,394	Mapfre SA (Financials)	749,038
14,772	Red Electrica Corp. SA (Utilities)	331,807
92,442	Repsol SA (Energy)	1,550,430
64,038	Telefonica SA (Telecommunication Services)	713,915

		16,733,756

Sweden – 2.5%
8,240	Alfa Laval AB (Industrials)	166,225
21,022	Assa Abloy AB, Class B (Industrials)	473,025
22,476	Atlas Copco AB, Class A (Industrials)	833,231

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
9,100	Atlas Copco AB, Class B (Industrials)	$ 301,165
17,620	Boliden AB (Materials)	483,204
21,163	Electrolux AB, Series B (Consumer Discretionary)	680,876
18,519	Getinge AB, Class B (Health Care)	386,177
58,321	Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,455,504
6,829	Hexagon AB, Class B (Information Technology)	299,689
25,046	Husqvarna AB, Class B (Consumer Discretionary)	260,276
5,594	ICA Gruppen AB (Consumer Staples)	201,964
22,746	Industrivarden AB, Class C (Financials)	538,562
14,164	Investor AB, Class B (Financials)	656,034
5,682	Kinnevik AB, Class B (Financials)	163,485
5,969	L E Lundbergforetagen AB, Class B (Financials)	469,607
50,269	Nordea Bank AB (Financials)	646,688
29,657	Sandvik AB (Industrials)	465,623
50,381	Securitas AB, Class B (Industrials)	804,354
32,907	Skandinaviska Enskilda Banken AB, Class A (Financials)	397,539
11,708	Skanska AB, Class B (Industrials)	279,238
7,559	SKF AB, Class B (Industrials)	154,927
6,968	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	246,350
32,719	Svenska Handelsbanken AB, Class A (Financials)	461,649
17,139	Swedbank AB, Class A (Financials)	413,905
17,483	Swedish Match AB (Consumer Staples)	590,895

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
17,783	Tele2 AB, Class B (Telecommunication Services)	$ 183,365
33,044	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	241,497
70,469	Telia Co. AB (Telecommunication Services)	323,142
26,923	Volvo AB, Class B (Industrials)	441,010

		13,019,206

Switzerland – 9.1%
46,362	ABB Ltd. (Industrials)	1,165,818
7,709	Adecco Group AG (Industrials)	575,257
2,302	Baloise Holding AG (Financials)	352,598
391	Barry Callebaut AG (Consumer Staples)*	561,718
103	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	626,484
8,046	Cie Financiere Richemont SA (Consumer Discretionary)	671,921
36,663	Coca-Cola HBC AG (Consumer Staples)*	1,066,348
1,590	Dufry AG (Consumer Discretionary)*	261,782
1,865	EMS-Chemie Holding AG (Materials)	1,311,697
1,293	Geberit AG (Industrials)	605,908
230	Givaudan SA (Materials)	472,337
718,311	Glencore PLC (Materials)*	2,643,744
3,836	Julius Baer Group Ltd. (Financials)*	198,827
10,872	Kuehne + Nagel International AG (Industrials)	1,756,285
3,556	LafargeHolcim Ltd. (Materials)*	213,716
1,366	Lonza Group AG (Health Care)*	283,210

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
92,970	Nestle SA (Consumer Staples)	$ 7,941,678
59,902	Novartis AG (Health Care)	4,909,543
5,270	Pargesa Holding SA (Financials)	410,140
3,490	Partners Group Holding AG (Financials)	2,140,783
21,111	Roche Holding AG (Health Care)	5,799,497
2,246	Schindler Holding AG (Industrials)	467,515
2,283	Schindler Holding AG Participation Certificates (Industrials)	490,082
426	SGS SA (Industrials)	1,014,862
110	Sika AG (Materials)	709,421
4,749	Sonova Holding AG (Health Care)	787,287
84,900	STMicroelectronics NV (Information Technology)	1,401,978
1,339	Straumann Holding AG (Health Care)	742,467
2,318	Swatch Group AG (The) - Bearer (Consumer Discretionary)(a)	898,882
9,055	Swatch Group AG (The) - Registered (Consumer Discretionary)	691,607
2,725	Swiss Life Holding AG (Financials)*	909,976
3,318	Swiss Prime Site AG (Real Estate)*	305,892
12,407	Swiss Re AG (Financials)	1,132,281
578	Swisscom AG (Telecommunication Services)	277,426
58,681	UBS Group AG (Financials)*	933,996
1,712	Vifor Pharma AG (Health Care)	201,537
25,360	Wolseley PLC (Industrials)	1,672,938

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
2,851	Zurich Insurance Group AG (Financials)	$ 838,902

		47,446,340

United Kingdom – 13.8%
122,546	3i Group PLC (Financials)	1,415,897
63,196	Admiral Group PLC (Financials)	1,661,844
107,584	Anglo American PLC (Materials)*	1,432,605
13,684	Ashtead Group PLC (Industrials)	276,640
6,965	Associated British Foods PLC (Consumer Staples)	269,384
33,834	AstraZeneca PLC (Health Care)	2,286,108
170,911	Auto Trader Group PLC (Information Technology)(b)	918,073
40,864	Aviva PLC (Financials)	276,955
65,441	BAE Systems PLC (Industrials)	562,222
224,733	Barclays PLC (Financials)	609,250
103,827	Barratt Developments PLC (Consumer Discretionary)	820,968
392,806	BP PLC (Energy)	2,366,604
43,521	British American Tobacco PLC (Consumer Staples)	3,106,945
14,422	British Land Co. PLC (The) REIT (Real Estate)	118,039
94,449	BT Group PLC (Telecommunication Services)	377,431
10,200	Bunzl PLC (Industrials)	320,238
69,563	Burberry Group PLC (Consumer Discretionary)	1,629,913
95,012	Centrica PLC (Utilities)	249,360
30,785	CNH Industrial NV (Industrials)	341,850
3,324	Coca-Cola European Partners PLC (Consumer Staples)	137,179
56,263	Compass Group PLC (Consumer Discretionary)	1,212,967

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
9,159	Croda International PLC (Materials)	$ 468,578
3,280	DCC PLC (Industrials)	312,281
46,162	Diageo PLC (Consumer Staples)	1,386,726
48,196	Direct Line Insurance Group PLC (Financials)	216,894
59,689	Dixons Carphone PLC (Consumer Discretionary)	253,205
27,131	Experian PLC (Industrials)	566,701
109,829	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	1,154,133
51,343	G4S PLC (Industrials)	215,414
62,342	GKN PLC (Consumer Discretionary)	281,682
109,293	GlaxoSmithKline PLC (Health Care)	2,403,500
36,498	Hammerson PLC REIT (Real Estate)	275,871
72,837	Hargreaves Lansdown PLC (Financials)	1,314,525
440,293	HSBC Holdings PLC (Financials)	3,840,087
19,632	IMI PLC (Industrials)	317,813
25,909	Imperial Brands PLC (Consumer Staples)	1,213,800
9,626	InterContinental Hotels Group PLC (Consumer Discretionary)	543,419
103,423	International Consolidated Airlines Group SA (Industrials)	807,000
7,137	Intertek Group PLC (Industrials)	396,089
63,196	Intu Properties PLC REIT (Real Estate)	221,905
50,553	ITV PLC (Consumer Discretionary)	127,717
331,285	J Sainsbury PLC (Consumer Staples)	1,201,760
8,279	Johnson Matthey PLC (Materials)	332,604

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
195,750	Kingfisher PLC (Consumer Discretionary)	$ 821,539
11,775	Land Securities Group PLC REIT (Real Estate)	162,650
226,883	Legal & General Group PLC (Financials)	737,509
349,315	Lloyds Banking Group PLC (Financials)	318,324
6,756	London Stock Exchange Group PLC (Financials)	298,717
150,842	Marks & Spencer Group PLC (Consumer Discretionary)	744,841
51,105	Meggitt PLC (Industrials)	331,189
52,986	Merlin Entertainments PLC (Consumer Discretionary)(b)	361,848
45,961	National Grid PLC (Utilities)	646,437
15,565	Next PLC (Consumer Discretionary)	876,083
74,064	Old Mutual PLC (Financials)	179,944
18,565	Persimmon PLC (Consumer Discretionary)	588,377
41,475	Petrofac Ltd. (Energy)	203,460
20,084	Provident Financial PLC (Financials)	791,047
58,824	Prudential PLC (Financials)	1,318,299
17,054	Reckitt Benckiser Group PLC (Consumer Staples)	1,747,620
43,675	RELX NV (Industrials)	907,109
35,571	RELX PLC (Industrials)	763,656
5,161	Rio Tinto Ltd. (Materials)	241,322
22,009	Rio Tinto PLC (Materials)	881,499
1,614,895	Rolls-Royce Holdings PLC (Industrials)*	2,085
26,758	Rolls-Royce Holdings PLC (Industrials)*	299,663
240,356	Royal Mail PLC (Industrials)	1,369,610
47,202	RSA Insurance Group PLC (Financials)	381,151
147,243	Sage Group PLC (The) (Information Technology)	1,369,551
11,806	Schroders PLC (Financials)	481,157

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
82,585	Segro PLC REIT (Real Estate)	$ 536,264
13,041	Severn Trent PLC (Utilities)	420,882
39,106	Sky PLC (Consumer Discretionary)	500,296
52,189	Smith & Nephew PLC (Health Care)	912,236
20,377	Smiths Group PLC (Industrials)	421,680
23,209	SSE PLC (Utilities)	450,923
13,263	St James’s Place PLC (Financials)	200,840
39,118	Standard Chartered PLC (Financials)*	369,605
46,022	Tate & Lyle PLC (Consumer Staples)	438,462
515,551	Tesco PLC (Consumer Staples)*	1,222,617
44,365	Unilever NV (Consumer Staples)	2,529,344
45,334	Unilever PLC (Consumer Staples)	2,534,965
29,329	United Utilities Group PLC (Utilities)	389,603
473,158	Vodafone Group PLC (Telecommunication Services)	1,414,057
10,355	Weir Group PLC (The) (Industrials)	242,759
12,431	Whitbread PLC (Consumer Discretionary)	688,611
681,670	Wm Morrison Supermarkets PLC (Consumer Staples)	2,166,566
62,711	Worldpay Group PLC (Information Technology)(b)	251,452
71,396	WPP PLC (Consumer Discretionary)	1,607,422

		72,365,447

United States – 0.7%
7,801	Carnival PLC (Consumer Discretionary)	500,514
22,552	QIAGEN NV (Health Care)*	760,031

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – (continued)
19,416	Shire PLC (Health Care)	$ 1,120,786
2,998	Taro Pharmaceutical Industries Ltd. (Health Care)*	319,617
64,408	Valeant Pharmaceuticals International, Inc. (Health Care)*	782,032

		3,482,980

TOTAL COMMON STOCKS (Cost $465,352,021)		$520,590,935

Preferred Stocks – 0.4%
Germany – 0.4%
1,378	Bayerische Motoren Werke AG (Consumer Discretionary)	113,335
21,008	FUCHS PETROLUB SE (Materials)	1,173,261
6,376	Henkel AG & Co KGaA (Consumer Staples)	895,868

TOTAL PREFERRED STOCKS (Cost $1,807,992)		$ 2,182,464

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $467,160,013)		$522,773,399

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 2.4%(c)(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,538,565	0.68%	$ 12,538,565
(Cost $12,538,565)

TOTAL INVESTMENTS – 102.1% (Cost $479,698,578)		$535,311,964

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(10,885,037)

NET ASSETS – 100.0%		$524,426,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or on-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,654,651, which represents approximately 1.1% of net assets as of May 31, 2017.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$480,900,183

Gross unrealized gain	61,197,643
Gross unrealized loss	(6,785,862)

Net unrealized gain	$54,411,781

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,247,233	$—	$—
Asia	138,617,189	—	—
Europe	299,276,139	2,184,549	—
North America	49,374,536	—	—
Oceania	31,916,918	—	—
South America	156,835	—	—
Securities Lending Reinvestment Vehicle	12,538,565	—	—

Total	$533,127,415	$2,184,549	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Consumer Discretionary – 20.2%
1,091	ABC-Mart, Inc.	$ 63,831
1,006	Aisin Seiki Co. Ltd.	49,670
3,000	Asics Corp.	50,350
5,873	Bandai Namco Holdings, Inc.	210,044
2,502	Benesse Holdings, Inc.	91,971
6,923	Bridgestone Corp.	291,231
4,017	Casio Computer Co. Ltd.	62,479
2,809	Denso Corp.	119,919
1,359	Dentsu, Inc.	69,311
989	Don Quijote Holdings Co. Ltd.	38,725
502	Fast Retailing Co. Ltd.	168,415
2,820	Hakuhodo DY Holdings, Inc.	37,359
981	Hikari Tsushin, Inc.	99,533
16,124	Honda Motor Co. Ltd.	454,479
1,542	Iida Group Holdings Co. Ltd.	25,490
2,177	Isetan Mitsukoshi Holdings Ltd.	21,990
1,943	Isuzu Motors Ltd.	23,772
1,486	J Front Retailing Co. Ltd.	21,030
1,206	Koito Manufacturing Co. Ltd.	63,580
754	Marui Group Co. Ltd.	10,984
16,666	Mazda Motor Corp.	227,569
2,875	McDonald’s Holdings Co. Japan Ltd.	103,082
1,702	Mitsubishi Motors Corp.	11,051
537	NGK Spark Plug Co. Ltd.	10,931
8,137	Nikon Corp.	125,603
13,371	Nissan Motor Co. Ltd.	128,348
1,422	Nitori Holdings Co. Ltd.	208,185
1,416	NOK Corp.	31,038
1,177	Oriental Land Co. Ltd.	76,143
21,255	Panasonic Corp.	273,027
2,312	Rakuten, Inc.	28,141
566	Rinnai Corp.	50,978
469	Ryohin Keikaku Co. Ltd.	122,270
837	Sankyo Co. Ltd.	28,118
3,804	Sega Sammy Holdings, Inc.	48,330
8,045	Sekisui Chemical Co. Ltd.	141,570
2,876	Sekisui House Ltd.	49,414
32,372	Sharp Corp.*(a)	118,557

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
807	Shimamura Co. Ltd.	$ 103,771
529	Shimano, Inc.	82,279
11,770	Sony Corp.	429,355
2,421	Stanley Electric Co. Ltd.	73,012
5,695	Start Today Co. Ltd.	142,343
5,382	Subaru Corp.	182,263
4,173	Sumitomo Electric Industries Ltd.	66,245
11,303	Sumitomo Rubber Industries Ltd.	192,974
3,810	Suzuki Motor Corp.	179,673
20,914	Takashimaya Co. Ltd.	194,606
1,466	Toho Co. Ltd.	43,416
2,135	Toyoda Gosei Co. Ltd.	51,394
433	Toyota Industries Corp.	21,810
24,011	Toyota Motor Corp.	1,287,998
1,307	USS Co Ltd.	26,345
32,902	Yamada Denki Co. Ltd.	172,863
1,828	Yamaha Corp.	59,178
1,846	Yamaha Motor Co. Ltd.	46,423
7,945	Yokohama Rubber Co. Ltd. (The)	155,186

		7,267,652

Consumer Staples – 11.2%
6,267	Aeon Co. Ltd.	94,811
5,461	Ajinomoto Co., Inc.	117,087
6,100	Asahi Group Holdings Ltd.	243,868
1,952	Calbee, Inc.	75,725
2,269	Coca-Cola Bottlers Japan, Inc.	73,250
1,536	FamilyMart UNY Holdings Co. Ltd.	86,394
9,697	Japan Tobacco, Inc.	364,871
5,182	Kao Corp.	327,223
2,513	Kikkoman Corp.	78,854
14,550	Kirin Holdings Co. Ltd.	307,420
881	Kose Corp.	95,202
1,685	Lawson, Inc.	115,041
6,053	Lion Corp.	128,302
1,955	MEIJI Holdings Co. Ltd.	160,169

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
3,488	NH Foods Ltd.	$ 109,606
6,181	Nisshin Seifun Group, Inc.	102,230
1,090	Nissin Foods Holdings Co. Ltd.	68,898
4,069	Pola Orbis Holdings, Inc.	114,065
8,172	Seven & i Holdings Co. Ltd.	347,911
5,172	Shiseido Co. Ltd.	174,357
2,435	Sundrug Co. Ltd.	94,903
3,746	Suntory Beverage & Food Ltd.	182,244
2,315	Toyo Suisan Kaisha Ltd.	90,331
937	Tsuruha Holdings, Inc.	104,050
6,246	Unicharm Corp.	169,218
941	Yakult Honsha Co. Ltd.	66,628
7,565	Yamazaki Baking Co. Ltd.	156,998

		4,049,656

Energy – 1.2%
3,827	Idemitsu Kosan Co. Ltd.	107,282
2,537	Inpex Corp.	23,366
36,107	JXTG Holdings, Inc.	157,508
16,822	Showa Shell Sekiyu KK	154,552

		442,708

Financials – 11.0%
1,567	AEON Financial Service Co. Ltd.	32,237
16,059	Aozora Bank Ltd.	59,104
1,062	Bank of Kyoto Ltd. (The)	8,979
2,458	Chiba Bank Ltd. (The)	16,159
1,026	Chugoku Bank Ltd. (The)	14,436
8,332	Concordia Financial Group Ltd.	38,418
1,302	Credit Saison Co. Ltd.	24,207
9,331	Dai-ichi Life Holdings, Inc.	155,636
10,822	Daiwa Securities Group, Inc.	65,910
2,371	Fukuoka Financial Group, Inc.	10,677
2,573	Hachijuni Bank Ltd. (The)	14,821
2,465	Hiroshima Bank Ltd. (The)	10,075
6,072	Japan Exchange Group, Inc.	98,285

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,998	Japan Post Bank Co. Ltd.	$ 24,825
2,125	Japan Post Holdings Co. Ltd.	25,980
1,373	Kyushu Financial Group, Inc.	8,455
17,724	Mebuki Financial Group, Inc.	69,399
112,987	Mitsubishi UFJ Financial Group, Inc.	705,907
33,347	Mitsubishi UFJ Lease & Finance Co. Ltd.	170,376
235,304	Mizuho Financial Group, Inc.	410,242
3,844	MS&AD Insurance Group Holdings, Inc.	135,045
17,790	Nomura Holdings, Inc.	106,722
16,770	ORIX Corp.	265,081
28,134	Resona Holdings, Inc.	144,174
5,039	SBI Holdings, Inc.	65,343
13,140	Seven Bank Ltd.	48,123
7,903	Shinsei Bank Ltd.	12,792
2,059	Shizuoka Bank Ltd. (The)	17,130
3,896	Sompo Holdings, Inc.	150,577
817	Sony Financial Holdings, Inc.	12,597
14,776	Sumitomo Mitsui Financial Group, Inc.	530,993
1,253	Sumitomo Mitsui Trust Holdings, Inc.	42,490
2,999	Suruga Bank Ltd.	65,114
5,213	T&D Holdings, Inc.	73,869
6,526	Tokio Marine Holdings, Inc.	277,363
2,892	Yamaguchi Financial Group, Inc.	33,187

		3,944,728

Health Care – 8.3%
6,455	Alfresa Holdings Corp.	124,681
22,510	Astellas Pharma, Inc.	284,670
1,682	Chugai Pharmaceutical Co. Ltd.	64,034
9,268	Daiichi Sankyo Co. Ltd.	203,530
2,132	Eisai Co. Ltd.	112,514
1,411	Hisamitsu Pharmaceutical Co., Inc.	71,070
5,109	Hoya Corp.	251,973
4,947	Kyowa Hakko Kirin Co. Ltd.	84,728

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
2,897	M3, Inc.	$ 83,438
4,162	Medipal Holdings Corp.	76,703
2,295	Miraca Holdings, Inc.	96,606
3,842	Mitsubishi Tanabe Pharma Corp.	85,571
3,109	Olympus Corp.	113,722
2,096	Ono Pharmaceutical Co. Ltd.	43,631
4,972	Otsuka Holdings Co. Ltd.	224,580
3,787	Santen Pharmaceutical Co. Ltd.	52,224
3,492	Shionogi & Co. Ltd.	186,907
5,791	Sumitomo Dainippon Pharma Co. Ltd.	88,500
3,200	Suzuken Co. Ltd.	105,331
1,889	Sysmex Corp.	112,399
884	Taisho Pharmaceutical Holdings Co. Ltd.	69,147
5,971	Takeda Pharmaceutical Co. Ltd.	308,147
3,211	Terumo Corp.	130,664

		2,974,770

Industrials – 17.6%
3,369	Amada Holdings Co. Ltd.	39,300
12,551	ANA Holdings, Inc.	41,188
10,488	Asahi Glass Co. Ltd.	85,736
1,221	Central Japan Railway Co.	200,234
3,335	Dai Nippon Printing Co. Ltd.	37,124
2,294	Daikin Industries Ltd.	225,179
2,327	East Japan Railway Co.	223,368
1,355	FANUC Corp.	266,748
9,573	Fuji Electric Co. Ltd.	51,334
1,708	Hankyu Hanshin Holdings, Inc.	61,549
709	Hino Motors Ltd.	8,623
3,185	Hitachi Construction Machinery Co. Ltd.	73,991
852	Hoshizaki Corp.	75,119
11,908	IHI Corp.*	44,796
21,391	ITOCHU Corp.	304,273
1,293	Japan Airlines Co. Ltd.	37,942

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,037	Japan Airport Terminal Co. Ltd.(a)	$ 40,698
826	JGC Corp.	12,511
10,671	Kajima Corp.	82,118
4,575	Kamigumi Co. Ltd.	46,873
5,131	Keihan Holdings Co. Ltd.	33,964
5,932	Keikyu Corp.	70,700
4,289	Keio Corp.	35,682
1,213	Keisei Electric Railway Co. Ltd.	30,976
11,018	Kintetsu Group Holdings Co. Ltd.	42,544
7,330	Komatsu Ltd.	174,559
5,688	Kubota Corp.	90,115
1,117	Kurita Water Industries Ltd.	29,606
891	Kyushu Railway Co.	30,255
2,991	LIXIL Group Corp.	72,838
1,985	Makita Corp.	74,851
50,220	Marubeni Corp.	310,625
3,061	MINEBEA MITSUMI, Inc.	50,018
5,351	MISUMI Group, Inc.	120,970
18,612	Mitsubishi Corp.	373,300
17,144	Mitsubishi Electric Corp.	236,731
8,873	Mitsubishi Heavy Industries Ltd.	35,039
20,037	Mitsui & Co. Ltd.	270,971
23,899	Mitsui OSK Lines Ltd.	68,724
1,926	Nabtesco Corp.	56,604
18,560	Nagoya Railroad Co. Ltd.	86,771
679	NGK Insulators Ltd.	13,655
1,524	Nidec Corp.	151,249
15,191	Nippon Express Co. Ltd.	93,823
4,993	Nippon Yusen KK*	9,075
4,816	NSK Ltd.	57,486
5,334	Obayashi Corp.	59,039
1,739	Odakyu Electric Railway Co. Ltd.	34,910
2,884	Park24 Co. Ltd.	80,586
5,077	Recruit Holdings Co. Ltd.	269,494
1,246	Secom Co. Ltd.	91,243
1,174	Seibu Holdings, Inc.	21,848

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
5,589	Shimizu Corp.	$ 56,403
213	SMC Corp.	67,433
770	Sohgo Security Services Co. Ltd.	36,068
26,094	Sumitomo Corp.	333,298
6,041	Sumitomo Heavy Industries Ltd.	39,441
6,427	Taisei Corp.	54,980
917	THK Co. Ltd.	25,665
7,810	Tobu Railway Co. Ltd.	41,739
4,906	Tokyu Corp.	36,112
4,299	Toppan Printing Co. Ltd.	47,428
12,288	Toshiba Corp.*	28,002
2,350	TOTO Ltd.	89,678
8,736	Toyota Tsusho Corp.	268,198
662	West Japan Railway Co.	46,023
2,105	Yamato Holdings Co. Ltd.	45,799

		6,353,222

Information Technology – 12.5%
1,247	Alps Electric Co. Ltd.	35,070
5,853	Brother Industries Ltd.	130,096
10,948	Canon, Inc.	374,223
2,166	DeNA Co. Ltd.	47,968
597	Disco Corp.	103,113
5,518	FUJIFILM Holdings Corp.	201,489
31,419	Fujitsu Ltd.	229,509
2,066	Hamamatsu Photonics KK	65,856
155	Hirose Electric Co. Ltd.	20,716
1,796	Hitachi High-Technologies Corp.	71,460
35,977	Hitachi Ltd.	217,550
5,520	Kakaku.com, Inc.	78,718
892	Keyence Corp.	405,810
1,844	Konami Holdings Corp.	90,712
12,681	Konica Minolta, Inc.	99,879
1,969	Kyocera Corp.	113,616
1,500	LINE Corp.*	51,680
2,383	Mixi, Inc.	149,766
1,435	Murata Manufacturing Co. Ltd.	199,188

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
3,903	Nexon Co. Ltd.	$ 73,800
703	Nintendo Co. Ltd.	213,916
7,383	Nippon Electric Glass Co. Ltd.	51,541
1,964	Nomura Research Institute Ltd.	74,859
2,778	NTT Data Corp.	149,972
586	Obic Co. Ltd.	34,073
3,118	Omron Corp.	130,545
1,455	Oracle Corp. Japan	85,786
1,522	Otsuka Corp.	93,727
7,251	Ricoh Co. Ltd.	61,242
1,084	Rohm Co. Ltd.	87,143
3,794	Seiko Epson Corp.	79,699
3,994	Shimadzu Corp.	77,363
365	TDK Corp.	22,081
1,798	Tokyo Electron Ltd.	255,104
1,623	Trend Micro, Inc.	81,601
9,480	Yahoo Japan Corp.	42,691
5,120	Yaskawa Electric Corp.	102,090
5,667	Yokogawa Electric Corp.	98,443

		4,502,095

Materials – 5.8%
2,620	Air Water, Inc.	47,195
13,014	Asahi Kasei Corp.	125,274
735	Daicel Corp.	8,714
2,733	Hitachi Chemical Co. Ltd.	75,501
2,406	Hitachi Metals Ltd.	32,092
1,061	JFE Holdings, Inc.	17,716
2,337	JSR Corp.	39,265
3,276	Kaneka Corp.	24,855
1,996	Kansai Paint Co. Ltd.	43,228
5,404	Kuraray Co. Ltd.	97,295
938	Maruichi Steel Tube Ltd.	27,525
25,943	Mitsubishi Chemical Holdings Corp.	196,710
3,971	Mitsubishi Gas Chemical Co., Inc.	82,016
2,497	Mitsubishi Materials Corp.	70,562
21,170	Mitsui Chemicals, Inc.	105,290

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,544	Nippon Paint Holdings Co. Ltd.	$ 61,503
4,266	Nippon Steel & Sumitomo Metal Corp.	90,906
2,119	Nissan Chemical Industries Ltd.	74,443
1,152	Nitto Denko Corp.	92,620
29,127	Oji Holdings Corp.	143,021
2,794	Shin-Etsu Chemical Co. Ltd.	250,938
9,988	Sumitomo Chemical Co. Ltd.	52,205
1,456	Sumitomo Metal Mining Co. Ltd.	17,722
5,066	Taiheiyo Cement Corp.	16,309
2,298	Teijin Ltd.	42,995
8,889	Toray Industries, Inc.	74,345
8,899	Tosoh Corp.	75,724
6,096	Toyo Seikan Group Holdings Ltd.	97,571

		2,083,540

Real Estate – 3.7%
1,033	Aeon Mall Co. Ltd.	19,365
1,308	Daito Trust Construction Co. Ltd.	206,635
5,690	Daiwa House Industry Co. Ltd.	186,211
30	Daiwa House REIT Investment Corp. REIT	77,370
1,733	Hulic Co. Ltd.	16,392
10	Japan Prime Realty Investment Corp. REIT	38,296
11	Japan Real Estate Investment Corp. REIT	57,892
21	Japan Retail Fund Investment Corp. REIT	40,885
6,089	Mitsubishi Estate Co. Ltd.	113,895
5,641	Mitsui Fudosan Co. Ltd.	133,699
12	Nippon Building Fund, Inc. REIT	64,023
18	Nippon Prologis REIT, Inc. REIT	39,179

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
2,073	Nomura Real Estate Holdings, Inc.	$ 44,728
58	Nomura Real Estate Master Fund, Inc. REIT	87,379
2,094	Sumitomo Realty & Development Co. Ltd.	63,245
2,715	Tokyo Tatemono Co. Ltd.	37,318
10,237	Tokyu Fudosan Holdings Corp.	61,467
33	United Urban Investment Corp. REIT	48,641

		1,336,620

Telecommunication Services – 4.6%
15,062	KDDI Corp.	417,598
7,282	Nippon Telegraph & Telephone Corp.	349,531
11,579	NTT DOCOMO, Inc.	284,489
7,310	SoftBank Group Corp.	595,125

		1,646,743

Utilities – 3.0%
3,982	Chubu Electric Power Co., Inc.	54,139
3,233	Chugoku Electric Power Co., Inc. (The)	36,866
1,169	Electric Power Development Co. Ltd.	31,089
23,172	Kansai Electric Power Co., Inc. (The)	324,892
2,423	Kyushu Electric Power Co., Inc.	30,061
18,790	Osaka Gas Co. Ltd.	74,303
10,876	Toho Gas Co. Ltd.	83,991
3,296	Tohoku Electric Power Co., Inc.	49,000
73,347	Tokyo Electric Power Co. Holdings, Inc.*	301,122

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
17,934	Tokyo Gas Co. Ltd.	$ 93,250

1,078,713

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $30,912,602)		$ 35,680,447

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.5%(b)(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
161,387	0.68%	$ 161,387
(Cost $161,387)

TOTAL INVESTMENTS – 99.6% (Cost $31,073,989)		$ 35,841,834

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		146,126

NET ASSETS – 100.0%		$ 35,987,960

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or on-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$31,117,150

Gross unrealized gain	5,287,969
Gross unrealized loss	(563,285)

Net unrealized gain	$4,724,684

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$35,680,447	$—	$—
Securities Lending Reinvestment Vehicle	161,387	—	—
Total	$35,841,834	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 14.2%
22,734	Advance Auto Parts, Inc.	$ 3,037,944
30,542	Amazon.com, Inc.*	30,377,684
55,548	Aramark	2,069,718
9,544	AutoZone, Inc.*	5,782,900
174,196	Best Buy Co., Inc.	10,345,500
26,324	BorgWarner, Inc.	1,119,033
33,073	Carnival Corp.	2,118,987
14,552	CBS Corp., Class B	889,273
8,915	Charter Communications, Inc., Class A*	3,080,578
100,929	Coach, Inc.	4,663,929
303,302	Comcast Corp., Class A	12,644,660
14,375	Darden Restaurants, Inc.	1,278,369
6,240	DISH Network Corp., Class A*	397,925
49,758	Dollar General Corp.	3,651,740
21,679	Dollar Tree, Inc.*	1,684,458
28,893	Domino’s Pizza, Inc.	6,117,226
17,826	DR Horton, Inc.	582,732
17,172	Expedia, Inc.	2,468,990
80,592	Foot Locker, Inc.	4,787,971
731,632	Ford Motor Co.	8,135,748
23,193	General Motors Co.	786,939
45,643	Genuine Parts Co.	4,227,455
12,579	Goodyear Tire & Rubber Co. (The)	405,295
28,897	Hanesbrands, Inc.	596,723
38,281	Hasbro, Inc.	4,029,458
39,056	Hilton Worldwide Holdings, Inc.	2,596,052
125,932	Home Depot, Inc. (The)	19,331,821
45,476	Interpublic Group of Cos., Inc. (The)	1,133,717
83,386	L Brands, Inc.	4,302,718
32,269	Las Vegas Sands Corp.	1,908,066
44,150	Lear Corp.	6,580,116
58,709	Lennar Corp., Class A	3,012,359
25,980	Liberty Broadband Corp., Class C*	2,316,637
18,995	LKQ Corp.*	598,153
120,998	Lowe’s Cos., Inc.	9,531,012

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
257,237	Macy’s, Inc.	$ 6,045,070
29,114	Marriott International, Inc., Class A	3,134,122
85,741	Mattel, Inc.	1,964,326
61,370	McDonald’s Corp.	9,260,119
20,172	MGM Resorts International	639,856
5,391	Mohawk Industries, Inc.*	1,290,066
46,778	Netflix, Inc.*	7,628,088
13,724	Newell Brands, Inc.	726,686
157,447	NIKE, Inc., Class B	8,343,117
21,055	Omnicom Group, Inc.	1,762,725
24,140	O’Reilly Automotive, Inc.*	5,843,811
4,495	Priceline Group, Inc. (The)*	8,437,520
66,494	PVH Corp.	7,045,039
122,341	Ross Stores, Inc.	7,820,037
126,622	Starbucks Corp.	8,054,425
144,747	Target Corp.	7,982,797
3,375	Tesla, Inc.*(a)	1,150,909
28,501	Tiffany & Co.	2,478,447
47,588	Time Warner, Inc.	4,734,530
100,171	TJX Cos., Inc. (The)	7,533,861
52,069	Tractor Supply Co.	2,871,605
23,055	Twenty-First Century Fox, Inc., Class A	625,252
20,244	Ulta Beauty, Inc.*	6,171,181
76,890	VF Corp.	4,136,682
95,302	Walt Disney Co. (The)	10,286,898
24,318	Wyndham Worldwide Corp.	2,455,875
3,354	Wynn Resorts Ltd.	431,660
49,190	Yum China Holdings, Inc.*	1,889,388
39,178	Yum! Brands, Inc.	2,845,890

		300,181,868

Consumer Staples – 12.2%
176,384	Altria Group, Inc.	13,306,409
92,475	Archer-Daniels-Midland Co.	3,845,110
86,526	Brown-Forman Corp., Class B	4,495,026
125,216	Bunge Ltd.	10,013,524
57,065	Campbell Soup Co.	3,289,797
99,537	Church & Dwight Co., Inc.	5,142,081

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
57,962	Clorox Co. (The)	$ 7,867,182
270,749	Coca-Cola Co. (The)	12,310,957
118,263	Colgate-Palmolive Co.	9,030,563
78,013	Conagra Brands, Inc.	3,006,621
7,317	Constellation Brands, Inc., Class A	1,337,182
54,772	Costco Wholesale Corp.	9,882,512
132,325	CVS Health Corp.	10,166,530
61,376	Dr Pepper Snapple Group, Inc.	5,696,307
74,567	Estee Lauder Cos., Inc. (The), Class A	7,019,737
58,802	General Mills, Inc.	3,336,425
51,316	Hershey Co. (The)	5,915,195
68,181	Hormel Foods Corp.	2,292,927
28,699	Ingredion, Inc.	3,274,269
36,722	JM Smucker Co. (The)	4,694,908
40,579	Kellogg Co.	2,905,456
51,838	Kimberly-Clark Corp.	6,724,944
30,336	Kraft Heinz Co. (The)	2,796,979
202,526	Kroger Co. (The)	6,031,224
37,186	McCormick & Co., Inc.	3,872,922
51,279	Mead Johnson Nutrition Co.	4,585,368
15,018	Molson Coors Brewing Co., Class B	1,423,556
53,564	Mondelez International, Inc., Class A	2,495,547
25,012	Monster Beverage Corp.*	1,264,607
144,040	PepsiCo, Inc.	16,833,955
134,858	Philip Morris International, Inc.	16,155,988
199,452	Procter & Gamble Co. (The)	17,569,727
65,001	Reynolds American, Inc.	4,371,317
126,578	Sysco Corp.	6,906,096
159,897	Tyson Foods, Inc., Class A	9,168,494
98,296	Walgreens Boots Alliance, Inc.	7,963,942
231,510	Wal-Mart Stores, Inc.	18,196,686
98,785	Whole Foods Market, Inc.	3,456,487

		258,646,557

Shares	Description	Value
Common Stocks – (continued)
Energy – 3.2%
101,986	Baker Hughes, Inc.	$ 5,624,528
100,598	Chevron Corp.	10,409,881
6,952	EOG Resources, Inc.	627,835
292,363	Exxon Mobil Corp.	23,535,221
42,517	Marathon Petroleum Corp.	2,212,585
106,125	National Oilwell Varco, Inc.	3,467,104
19,088	Occidental Petroleum Corp.	1,124,856
35,321	ONEOK, Inc.(a)	1,754,747
11,563	Phillips 66	880,060
30,971	Schlumberger Ltd.	2,155,272
17,817	Targa Resources Corp.	818,335
33,118	Tesoro Corp.	2,756,742
160,044	Valero Energy Corp.	9,837,905
63,486	Williams Cos., Inc. (The)	1,815,699

		67,020,770

Financials – 11.4%
40,072	Aflac, Inc.	3,020,627
2,286	Alleghany Corp.*	1,342,659
57,050	Allstate Corp. (The)	4,925,697
282,716	Ally Financial, Inc.	5,241,555
68,978	American Express Co.	5,307,167
28,751	American International Group, Inc.	1,829,426
7,668	Ameriprise Financial, Inc.	926,218
264,722	Annaly Capital Management, Inc. REIT	3,171,370
34,226	Aon PLC	4,480,526
32,820	Arch Capital Group Ltd.*	3,191,745
59,333	Arthur J Gallagher & Co.	3,365,961
750,051	Bank of America Corp.	16,808,643
45,792	Bank of New York Mellon Corp. (The)	2,157,719
66,907	BB&T Corp.	2,786,677
68,809	Berkshire Hathaway, Inc., Class B*	11,372,751
4,449	BlackRock, Inc.	1,820,709
78,081	Capital One Financial Corp.	6,005,990
60,751	CBOE Holdings, Inc.	5,247,064
54,348	Charles Schwab Corp. (The)	2,105,985
27,918	Chubb Ltd.	3,997,578

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
23,972	Cincinnati Financial Corp.	$ 1,679,958
221,990	Citigroup, Inc.	13,439,275
53,146	Citizens Financial Group, Inc.	1,812,279
29,050	CME Group, Inc.	3,407,274
27,370	Comerica, Inc.	1,876,487
38,169	Discover Financial Services	2,240,520
17,958	E*TRADE Financial Corp.*	621,526
10,464	Everest Re Group Ltd.	2,664,658
149,839	Fifth Third Bancorp	3,557,178
15,736	First Republic Bank	1,449,286
37,356	Hartford Financial Services Group, Inc. (The)	1,845,013
75,132	Huntington Bancshares, Inc.	942,155
27,388	Intercontinental Exchange, Inc.	1,648,484
303,759	JPMorgan Chase & Co.	24,953,802
102,967	KeyCorp	1,798,833
30,166	Lincoln National Corp.	1,960,187
37,455	Loews Corp.	1,766,378
12,095	M&T Bank Corp.	1,892,505
1,886	Markel Corp.*	1,843,093
77,117	Marsh & McLennan Cos., Inc.	5,981,194
41,722	MetLife, Inc.	2,110,716
8,265	Moody’s Corp.	978,989
136,218	Morgan Stanley	5,685,739
32,239	MSCI, Inc.	3,279,673
16,456	Northern Trust Corp.	1,438,913
31,800	PNC Financial Services Group, Inc. (The)	3,774,660
38,612	Principal Financial Group, Inc.	2,429,081
61,005	Progressive Corp. (The)	2,588,442
43,379	Prudential Financial, Inc.	4,548,288
22,421	Raymond James Financial, Inc.	1,620,366
124,618	Regions Financial Corp.	1,724,713
50,770	S&P Global, Inc.	7,250,464
12,495	State Street Corp.	1,017,843
17,792	SunTrust Banks, Inc.	949,559
9,889	SVB Financial Group*	1,686,074

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
15,344	Synchrony Financial	$ 411,986
36,439	T Rowe Price Group, Inc.	2,566,763
28,888	TD Ameritrade Holding Corp.	1,079,256
44,821	Travelers Cos., Inc. (The)	5,595,902
54,041	Unum Group	2,430,764
77,838	US Bancorp	3,961,176
326,615	Wells Fargo & Co.	16,703,091
9,547	Willis Towers Watson PLC	1,399,877

		241,718,487

Health Care – 14.0%
90,729	Abbott Laboratories	4,142,686
107,846	AbbVie, Inc.	7,119,993
51,611	Aetna, Inc.	7,476,370
52,907	Agilent Technologies, Inc.	3,192,408
18,461	Allergan PLC	4,130,649
60,522	Amgen, Inc.	9,395,435
50,599	Anthem, Inc.	9,226,728
66,414	Baxter International, Inc.	3,939,014
17,800	Becton Dickinson and Co.	3,368,294
24,490	Biogen, Inc.*	6,067,887
90,010	Boston Scientific Corp.*	2,432,970
125,225	Bristol-Myers Squibb Co.	6,755,889
5,825	Cardinal Health, Inc.	432,739
46,097	Celgene Corp.*	5,273,958
53,202	Centene Corp.*	3,864,061
35,765	Cerner Corp.*	2,337,243
30,041	Cigna Corp.	4,843,511
10,695	Cooper Cos., Inc. (The)	2,339,531
18,045	CR Bard, Inc.	5,547,574
42,540	Danaher Corp.	3,613,348
47,941	DaVita, Inc.*	3,176,571
25,620	DENTSPLY SIRONA, Inc.	1,627,382
41,799	Edwards Lifesciences Corp.*	4,809,811
89,407	Eli Lilly & Co.	7,114,115
91,803	Express Scripts Holding Co.*	5,485,229
176,488	Gilead Sciences, Inc.	11,452,306
12,805	HCA Healthcare, Inc.*	1,048,858
30,625	Henry Schein, Inc.*	5,634,081
17,313	Hologic, Inc.*	749,826
15,754	Humana, Inc.	3,659,024

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
38,401	IDEXX Laboratories, Inc.*	$ 6,466,344
14,537	Illumina, Inc.*	2,578,282
14,634	Incyte Corp.*	1,892,615
4,372	Intuitive Surgical, Inc.*	3,998,981
234,736	Johnson & Johnson	30,104,892
20,671	Laboratory Corp. of America Holdings*	2,873,269
11,111	McKesson Corp.	1,812,093
50,527	Medtronic PLC	4,258,416
194,453	Merck & Co., Inc.	12,660,835
15,901	Mettler-Toledo International, Inc.*	9,267,262
201,794	Mylan NV*	7,865,930
9,146	Perrigo Co. PLC	666,286
523,382	Pfizer, Inc.	17,088,422
33,770	Quest Diagnostics, Inc.	3,673,163
25,998	Quintiles IMS Holdings, Inc.*	2,247,267
37,251	ResMed, Inc.	2,648,546
35,298	Stryker Corp.	5,046,202
4,776	Teleflex, Inc.	955,296
40,218	Thermo Fisher Scientific, Inc.	6,949,268
95,759	UnitedHealth Group, Inc.	16,775,062
8,733	Universal Health Services, Inc., Class B	992,593
33,172	Varian Medical Systems, Inc.*	3,284,692
20,329	Vertex Pharmaceuticals, Inc.*	2,512,664
14,211	Waters Corp.*	2,552,580
7,027	Zimmer Biomet Holdings, Inc.	837,689
84,587	Zoetis, Inc.	5,268,078

		295,534,218

Industrials – 10.1%
61,103	3M Co.	12,493,730
11,619	Acuity Brands, Inc.(a)	1,892,851
19,393	Alaska Air Group, Inc.	1,688,161
15,662	AMETEK, Inc.	955,695
20,489	Arconic, Inc.	562,833
44,593	Boeing Co. (The)	8,366,985
41,702	Caterpillar, Inc.	4,396,642
82,366	CH Robinson Worldwide, Inc.	5,519,346

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
41,104	Cintas Corp.	$ 5,174,171
50,121	CSX Corp.	2,715,055
12,285	Cummins, Inc.	1,937,344
8,279	Deere & Co.	1,013,846
100,041	Delta Air Lines, Inc.	4,915,014
20,212	Dover Corp.	1,668,501
38,499	Eaton Corp. PLC	2,979,053
73,464	Emerson Electric Co.	4,343,192
11,719	Equifax, Inc.	1,603,159
29,758	Expeditors International of Washington, Inc.	1,588,482
112,952	Fastenal Co.	4,876,138
12,565	FedEx Corp.	2,435,600
30,487	Fortive Corp.	1,903,913
25,056	Fortune Brands Home & Security, Inc.	1,581,034
19,728	General Dynamics Corp.	4,009,716
512,818	General Electric Co.	14,040,957
38,782	Honeywell International, Inc.	5,157,618
8,365	Huntington Ingalls Industries, Inc.	1,637,951
14,211	IHS Markit Ltd.*	651,574
35,130	Illinois Tool Works, Inc.	4,961,059
46,197	Ingersoll-Rand PLC	4,139,251
12,343	JB Hunt Transport Services, Inc.	1,053,845
45,408	Johnson Controls International PLC	1,896,238
57,714	L3 Technologies, Inc.	9,730,003
20,779	Lockheed Martin Corp.	5,841,600
50,883	Masco Corp.	1,895,392
35,694	Nielsen Holdings PLC	1,373,505
15,775	Norfolk Southern Corp.	1,956,573
20,718	Northrop Grumman Corp.	5,370,520
9,853	PACCAR, Inc.	620,345
20,372	Parker-Hannifin Corp.	3,207,979
33,048	Raytheon Co.	5,420,202
90,485	Republic Services, Inc.	5,755,751
21,014	Rockwell Automation, Inc.	3,335,342
15,219	Rockwell Collins, Inc.	1,659,632
14,498	Roper Technologies, Inc.	3,293,946

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
21,081	Snap-on, Inc.	$ 3,407,954
66,177	Southwest Airlines Co.	3,976,576
24,238	Stanley Black & Decker, Inc.	3,336,118
79,250	Textron, Inc.	3,788,150
43,305	Union Pacific Corp.	4,776,541
151,374	United Continental Holdings, Inc.*	12,059,967
29,347	United Parcel Service, Inc., Class B	3,109,902
10,529	United Rentals, Inc.*	1,144,818
37,554	United Technologies Corp.	4,554,549
20,601	Verisk Analytics, Inc.*	1,666,415
73,820	Waste Management, Inc.	5,382,216
22,420	WW Grainger, Inc.	3,862,518
40,889	Xylem, Inc./NY	2,131,952

		214,817,420

Information Technology – 23.0%
84,906	Accenture PLC, Class A	10,568,250
63,716	Activision Blizzard, Inc.	3,732,483
46,791	Adobe Systems, Inc.*	6,637,771
206,544	Advanced Micro Devices, Inc.*	2,311,227
19,643	Akamai Technologies, Inc.*	926,168
8,148	Alliance Data Systems Corp.	1,964,727
23,781	Alphabet, Inc., Class A*	23,473,987
23,944	Alphabet, Inc., Class C*	23,102,608
79,614	Amdocs Ltd.	5,157,395
55,485	Amphenol Corp., Class A	4,139,181
50,167	Analog Devices, Inc.	4,302,322
24,534	ANSYS, Inc.*	3,099,380
441,285	Apple, Inc.	67,410,697
103,231	Applied Materials, Inc.	4,736,238
32,868	Autodesk, Inc.*	3,673,656
31,316	Automatic Data Processing, Inc.	3,205,819
73,385	CA, Inc.	2,331,442
106,549	Cadence Design Systems, Inc.*	3,744,132
44,875	CDK Global, Inc.	2,758,018
44,221	CDW Corp.	2,661,220

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
333,849	Cisco Systems, Inc.	$ 10,526,259
55,534	Citrix Systems, Inc.*	4,583,776
45,911	Cognizant Technology Solutions Corp., Class A	3,071,905
118,647	Corning, Inc.	3,452,628
11,591	DXC Technology Co.*	898,534
207,337	eBay, Inc.*	7,111,659
69,990	Electronic Arts, Inc.*	7,931,967
24,835	F5 Networks, Inc.*	3,182,109
172,808	Facebook, Inc., Class A*	26,173,500
49,411	Fidelity National Information Services, Inc.	4,242,923
40,164	Fiserv, Inc.*	5,031,746
2,954	FleetCor Technologies, Inc.*	426,233
18,943	Gartner, Inc.*	2,265,583
5,340	Global Payments, Inc.	489,197
31,494	Harris Corp.	3,532,367
105,344	Hewlett Packard Enterprise Co.	1,981,521
270,321	HP, Inc.	5,071,222
449,019	Intel Corp.	16,214,076
85,313	International Business Machines Corp.	13,021,323
69,047	Intuit, Inc.	9,710,770
65,098	Juniper Networks, Inc.	1,909,324
30,423	KLA-Tencor Corp.	3,163,992
30,960	Lam Research Corp.	4,804,063
65,049	Mastercard, Inc., Class A	7,993,221
27,333	Maxim Integrated Products, Inc.	1,306,517
29,778	Microchip Technology, Inc.	2,480,507
98,282	Micron Technology, Inc.*	3,024,137
663,195	Microsoft Corp.	46,317,539
30,365	Motorola Solutions, Inc.	2,537,603
104,999	NetApp, Inc.	4,251,410
53,688	NVIDIA Corp.	7,749,863
233,504	Oracle Corp.	10,598,747
11,361	Palo Alto Networks, Inc.*	1,347,301
59,723	Paychex, Inc.	3,537,393
62,808	PayPal Holdings, Inc.*	3,279,206
13,673	Qorvo, Inc.*	1,065,810

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
82,741	QUALCOMM, Inc.	$ 4,738,577
33,652	Red Hat, Inc.*	3,014,210
43,155	salesforce.com, Inc.*	3,868,414
81,199	Seagate Technology PLC	3,537,840
16,667	ServiceNow, Inc.*	1,744,202
45,469	Skyworks Solutions, Inc.	4,839,266
121,040	Symantec Corp.	3,668,722
59,397	Synopsys, Inc.*	4,447,053
23,698	TE Connectivity Ltd.	1,868,587
133,340	Texas Instruments, Inc.	10,999,217
46,918	Total System Services, Inc.	2,793,967
30,745	Vantiv, Inc., Class A*	1,928,326
27,823	VeriSign, Inc.*	2,508,522
83,871	Visa, Inc., Class A	7,987,035
93,053	Western Digital Corp.	8,380,353
154,681	Western Union Co. (The)	2,942,033
18,140	Xilinx, Inc.	1,210,119
36,025	Yahoo!, Inc.*	1,812,778

		486,511,873

Materials – 2.7%
7,762	Air Products & Chemicals, Inc.	1,118,194
22,296	Albemarle Corp.	2,532,826
4,711	Ashland Global Holdings, Inc.	313,470
18,662	Ball Corp.	763,276
72,505	Dow Chemical Co. (The)	4,492,410
61,386	Eastman Chemical Co.	4,917,632
16,242	Ecolab, Inc.	2,157,587
48,851	EI du Pont de Nemours & Co.	3,855,321
5,660	FMC Corp.	426,594
206,784	Freeport-McMoRan, Inc.*	2,375,948
15,097	International Flavors & Fragrances, Inc.	2,081,725
44,356	International Paper Co.	2,345,545
8,662	LyondellBasell Industries NV, Class A	697,464
30,962	Monsanto Co.	3,635,558
93,404	Newmont Mining Corp.	3,189,747
19,142	Packaging Corp. of America	1,955,547

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
17,446	PPG Industries, Inc.	$ 1,855,557
13,896	Praxair, Inc.	1,838,302
32,312	Sealed Air Corp.	1,435,299
23,717	Sherwin-Williams Co. (The)	7,868,589
26,080	Valspar Corp. (The)	2,946,779
12,948	Valvoline, Inc.	289,647
60,598	WestRock Co.	3,297,743

		56,390,760

Real Estate – 2.7%
18,859	Alexandria Real Estate Equities, Inc. REIT	2,200,468
31,486	American Tower Corp. REIT	4,130,648
9,810	AvalonBay Communities, Inc. REIT	1,876,064
11,017	Boston Properties, Inc. REIT	1,336,582
92,969	CBRE Group, Inc., Class A*	3,242,759
19,460	Crown Castle International Corp. REIT	1,978,109
32,395	Digital Realty Trust, Inc. REIT	3,828,765
98,967	Duke Realty Corp. REIT	2,837,384
5,050	Equinix, Inc. REIT	2,227,101
21,130	Equity Residential REIT	1,375,352
8,036	Essex Property Trust, Inc. REIT	2,064,609
7,206	Extra Space Storage, Inc. REIT	558,249
10,858	Federal Realty Investment Trust REIT	1,332,711
49,918	GGP, Inc. REIT	1,112,173
189,255	Host Hotels & Resorts, Inc. REIT	3,404,698
19,087	Iron Mountain, Inc. REIT	666,518
49,446	Kimco Realty Corp. REIT	867,283
16,856	Macerich Co. (The) REIT	967,703
77,183	Prologis, Inc. REIT	4,286,744
6,424	Public Storage REIT	1,383,408
12,037	Realty Income Corp. REIT	661,192
6,796	Regency Centers Corp. REIT	413,605
9,326	SBA Communications Corp. REIT*	1,288,667

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
11,173	Simon Property Group, Inc. REIT	$ 1,723,435
9,813	SL Green Realty Corp. REIT	991,407
28,098	UDR, Inc. REIT	1,084,864
37,311	Ventas, Inc. REIT	2,480,808
246,544	VEREIT, Inc. REIT	2,038,919
12,377	Vornado Realty Trust REIT	1,141,159
43,555	Welltower, Inc. REIT	3,159,480
20,383	Weyerhaeuser Co. REIT	671,824

		57,332,688

Telecommunication Services – 2.0%
468,340	AT&T, Inc.	18,045,140
201,100	CenturyLink, Inc.(a)	5,017,445
19,217	Level 3 Communications, Inc.*	1,143,796
53,782	T-Mobile US, Inc.*	3,625,982
326,732	Verizon Communications, Inc.	15,238,781

		43,071,144

Utilities – 4.2%
245,666	AES Corp.	2,869,379
63,000	Alliant Energy Corp.	2,612,610
56,805	Ameren Corp.	3,223,684
48,964	American Electric Power Co., Inc.	3,514,636
24,294	American Water Works Co., Inc.	1,899,305
91,462	CenterPoint Energy, Inc.	2,616,728
71,738	CMS Energy Corp.	3,401,098
43,709	Consolidated Edison, Inc.	3,618,668
41,562	Dominion Energy, Inc.	3,356,963
32,332	DTE Energy Co.	3,541,001
48,658	Duke Energy Corp.	4,169,017
48,344	Edison International	3,943,420
48,161	Entergy Corp.	3,807,609
45,732	Eversource Energy	2,838,585
85,420	Exelon Corp.	3,101,600
121,054	FirstEnergy Corp.	3,539,619
49,686	NextEra Energy, Inc.	7,027,588

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
52,142	PG&E Corp.	$ 3,565,470
36,388	Pinnacle West Capital Corp.	3,214,880
55,303	PPL Corp.	2,207,143
41,750	Public Service Enterprise Group, Inc.	1,874,992
35,194	SCANA Corp.	2,400,231
19,538	Sempra Energy	2,275,981
84,211	Southern Co. (The)	4,261,919
53,475	WEC Energy Group, Inc.	3,356,091
52,240	Westar Energy, Inc.	2,766,108
81,235	Xcel Energy, Inc.	3,891,969

		88,896,294

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,915,629,741)		$2,110,122,079

Shares	Distribution rate	Value
Securities Lending Reinvestment Vehicle – 0.3%(b)(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,260,460	0.68%	$ 7,260,460
(Cost $7,260,460)

TOTAL INVESTMENTS – 100.0% (Cost $1,922,890,201)		$2,117,382,539

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		249,340

NET ASSETS – 100.0%		$2,117,631,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or on-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,925,361,400

Gross unrealized gain	233,491,932
Gross unrealized loss	(41,470,793)

Net unrealized gain	$192,021,139

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,110,122,079	$—	$—
Securities Lending Reinvestment Vehicle	7,260,460	—	—
Total	$2,117,382,539	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 26.2%
7,873	Adient PLC	$ 539,537
595	Amazon.com, Inc.*	591,799
1,777	Charter Communications, Inc., Class A*	614,042
14,640	Comcast Corp., Class A	610,342
3,981	Expedia, Inc.	572,388
14,182	JD.com, Inc. ADR (China)*	567,705
6,750	Liberty Broadband Corp., Class C*	601,898
17,639	Liberty Global PLC, Class C (United Kingdom)*	524,231
6,697	Lowe’s Cos., Inc.	527,523
18,010	MGM Resorts International	571,277
3,566	Netflix, Inc.*	581,508
315	Priceline Group, Inc. (The)*	591,283
5,790	Time Warner, Inc.	576,047

		7,469,580

Consumer Staples – 6.1%
3,164	Constellation Brands, Inc., Class A	578,221
6,411	Mead Johnson Nutrition Co.	573,271
8,703	Reynolds American, Inc.	585,277

		1,736,769

Energy – 3.9%
10,766	Marathon Petroleum Corp.	560,263
3,282	Pioneer Natural Resources Co.	547,634

		1,107,897

Financials – 13.4%
29,825	Ally Financial, Inc.	552,956
10,630	Athene Holding Ltd., Class A*	523,846
23,713	Bank of America Corp.	531,408
3,484	Berkshire Hathaway, Inc., Class B*	575,836
9,289	Citigroup, Inc.	562,356
6,533	JPMorgan Chase & Co.	536,686

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
10,701	Wells Fargo & Co.	$ 547,249

		3,830,337

Health Care – 9.9%
2,500	Allergan PLC	559,375
3,130	Anthem, Inc.	570,756
4,793	Celgene Corp.*	548,367
8,651	Gilead Sciences, Inc.	561,363
2,469	Humana, Inc.	573,450

		2,813,311

Industrials – 2.0%
11,524	Delta Air Lines, Inc.	566,174

Information Technology – 32.3%
4,700	Alibaba Group Holding Ltd. ADR (China)*	575,562
594	Alphabet, Inc., Class A*	586,331
3,664	Apple, Inc.	559,713
3,066	Baidu, Inc. ADR (China)*	570,583
2,387	Broadcom Ltd.	571,639
8,611	Dell Technologies, Inc., Class V*	597,517
7,084	DXC Technology Co.*	549,152
3,799	Facebook, Inc., Class A*	575,396
19,790	Micron Technology, Inc.*	608,938
8,337	Microsoft Corp.	582,256
9,232	Mobileye NV*	571,461
5,331	NXP Semiconductors NV (Netherlands)*	585,877
11,464	PayPal Holdings, Inc.*	598,535
6,354	salesforce.com, Inc.*	569,572
6,120	Visa, Inc., Class A	582,808
10,433	Yahoo!, Inc.*	524,989

		9,210,329

Materials – 2.0%
4,893	Monsanto Co.	574,536

Telecommunication Services – 3.9%
9,617	Level 3 Communications, Inc.*	572,404

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
7,919	T-Mobile US, Inc.*	$ 533,899

		1,106,303

TOTAL INVESTMENTS – 99.7% (Cost $26,481,480)		$28,415,236

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		80,673

NET ASSETS – 100.0%		$28,495,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Hedge Industry VIP ETF

Tax Cost	$26,481,480

Gross unrealized gain	2,106,720
Gross unrealized loss	(172,964)

Net unrealized gain	$1,933,756

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,713,850	$—	$—
Europe	1,110,108	—	—
North America	25,591,278	—	—
Total	$28,415,236	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments

May 31, 2017 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Notes – 91.9%
U.S. Treasury Note	$20,680,600	0.88%	06/15/17	$20,681,730
U.S. Treasury Note	13,629,800	0.88%	07/15/17	13,630,997
U.S. Treasury Note	9,549,800	0.88%	08/15/17	9,549,261
U.S. Treasury Note	1,487,500	1.00%	09/15/17	1,487,310
U.S. Treasury Note	11,050,000	0.75%	10/31/17	11,034,893
U.S. Treasury Note	7,109,200	1.00%	12/15/17	7,103,749
U.S. Treasury Note	5,177,600	0.88%	01/15/18	5,168,818
U.S. Treasury Note	5,707,100	1.00%	02/15/18	5,699,520
U.S. Treasury Note	3,765,500	1.00%	03/15/18	3,759,763

TOTAL U.S. TREASURY NOTES (Cost $78,158,822)				$78,116,041

U.S. Treasury Bill – 7.8%
U.S. Treasury Bill	$6,693,800	0.00%	09/21/17	$ 6,674,094

TOTAL U.S. TREASURY BILL (Cost $6,675,415)				$ 6,674,094

TOTAL INVESTMENTS – 99.7% (Cost $84,834,237)				$84,790,135

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				231,358

NET ASSETS – 100.0%				$85,021,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

TreasuryAccess 0-1 ETF

Tax Cost	$84,834,237

Gross unrealized gain	—
Gross unrealized loss	(44,102)

Net unrealized loss	$(44,102)

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2017:

TREASURYACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets
US Government(a)	$84,790,135	$—	$—
Total	$84,790,135	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share Class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At May 31, 2017 the Funds did not hold level 3 securities.

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Effective December 1, 2016 the ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF began lending their securities and investing the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral is at least equal to the value of the cash and/or U.S. Treasury securities received.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 27, 2017

*	Print the name and title of each signing officer under his or her signature.